UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/19

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2019
Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ■ C: ASICX ■ Y: ASIYX ■ R6: ASISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	17.60%
Class C Shares	17.14
Class Y Shares	17.76
Class R6 Shares	17.84
MSCI All Country Asia Pacific ex-Japan Index▼(Broad Market/Style-Specific Index)	15.19
Lipper Pacific/Asia ex-Japan Funds Index■ (Peer Group Index)	16.50
Source(s): ▼RIMES Technologies Corp..;■ Lipper Inc.
The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Pacific ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.71%
10 Years	12.00
5 Years	5.16
1 Year	–2.00
Class C Shares
Inception (11/3/97)	8.63%
10 Years	11.80
5 Years	5.55
1 Year	1.94
Class Y Shares
Inception (10/3/08)	11.45%
10 Years	12.92
5 Years	6.62
1 Year	3.98
Class R6 Shares
10 Years	12.74%
5 Years	6.54
1 Year	4.19
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.46%, 2.21%, 1.21% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.48%, 2.23%, 1.23% and 1.05%, respectively. The expense ratios presented above may vary from the ex-
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.69%
10 Years	13.45
5 Years	4.98
1 Year	–4.53
Class C Shares
Inception (11/3/97)	8.61%
10 Years	13.24
5 Years	5.38
1 Year	-0.67
Class Y Shares
Inception (10/3/08)	11.42%
10 Years	14.38
5 Years	6.43
1 Year	1.26
Class R6 Shares
10 Years	14.19%
5 Years	6.35
1 Year	1.46
pense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco Asia Pacific Growth Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Asia Pacific Growth Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–88.93%
Australia–6.76%
Amcor Ltd.	1,729,335	$ 19,542,093
Brambles Ltd.	1,909,141	16,217,483
Computershare Ltd.	588,338	7,394,974
CSL Ltd.	75,544	10,574,797
		53,729,347
China–21.54%
Baidu, Inc., ADR(a)	23,120	3,843,237
China Mengniu Dairy Co. Ltd.(a)	6,227,000	23,019,452
China Mobile Ltd.	965,000	9,195,104
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,714,784	15,345,927
Industrial & Commercial Bank of China Ltd., Class H	10,736,000	8,060,759
Kweichow Moutai Co., Ltd., Class A	91,027	13,160,595
Lee & Man Paper Manufacturing Ltd.	5,751,000	4,662,497
Minth Group Ltd.	1,286,000	4,057,274
New Oriental Education & Technology Group, Inc., ADR(a)	92,450	8,825,277
Sunny Optical Technology Group Co., Ltd.	1,459,000	17,724,350
Weibo Corp., ADR(a)	211,783	14,507,135
Wuliangye Yibin Co., Ltd., Class A	1,861,760	28,044,797
Yum China Holdings, Inc.	436,585	20,755,251
		171,201,655
Hong Kong–13.14%
CK Asset Holdings Ltd.	4,200,160	33,730,635
CK Hutchison Holdings Ltd.	1,357,160	14,233,989
Hongkong Land Holdings Ltd.	3,607,400	25,143,578
Swire Properties Ltd.	7,718,200	31,336,002
		104,444,204
Indonesia–10.71%
PT Bank Central Asia Tbk	15,232,500	30,732,237
PT Bank Mandiri Persero Tbk	39,836,700	21,595,685
PT Pakuwon Jati Tbk	247,849,900	12,435,977
PT Telekomunikasi Indonesia Persero Tbk	76,211,200	20,337,712
		85,101,611
Macau–2.37%
Galaxy Entertainment Group Ltd.	2,516,000	18,837,715
Malaysia–4.63%
Bursa Malaysia Bhd.	9,963,950	16,267,182
Public Bank Bhd.	3,778,100	20,560,467
		36,827,649
Shares		Value
New Zealand–2.19%
Trade Me Group Ltd.(a)	4,055,038	$ 17,437,458
Philippines–4.07%
BDO Unibank, Inc.	3,464,950	8,909,634
Metro Pacific Investments Corp.	68,544,300	6,010,985
SM Investments Corp.	537,066	9,790,601
SM Prime Holdings, Inc.	9,593,000	7,630,220
		32,341,440
Singapore–6.99%
Keppel REIT	26,543,700	23,809,510
United Overseas Bank Ltd.	1,549,300	31,701,359
		55,510,869
South Korea–3.88%
NAVER Corp.	68,201	6,976,860
Samsung Electronics Co., Ltd.	608,392	23,838,611
		30,815,471
Taiwan–3.00%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,818,464	23,807,775
Thailand–3.49%
Kasikornbank PCL	3,631,500	21,669,561
Thai Stanley Electric PCL	818,700	6,026,453
		27,696,014
United States–4.94%
Broadcom, Inc.	123,307	39,260,949
Vietnam–1.22%
Vietnam Dairy Products JSC	1,743,492	9,708,294
Total Common Stocks & Other Equity Interests (Cost $481,611,449)		706,720,451
Money Market Funds–11.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(b)	32,516,626	32,516,626
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	22,072,703	22,079,325
Invesco Treasury Portfolio, Institutional Class, 2.32%(b)	37,161,859	37,161,859
Total Money Market Funds (Cost $91,753,245)		91,757,810
TOTAL INVESTMENTS IN SECURITIES—100.48% (Cost $573,364,694)		798,478,261
OTHER ASSETS LESS LIABILITIES–(0.48)%		(3,826,985)
NET ASSETS–100.00%		$ 794,651,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Asia Pacific Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Financials	20.83%
Real Estate	16.87
Information Technology	14.10
Consumer Staples	11.24
Consumer Discretionary	9.55
Communication Services	6.90
Industrials	5.06
Materials	3.05
Health Care	1.33
Money Market Funds Plus Other Assets Less Liabilities	11.07
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $481,611,449)	$ 706,720,451
Investments in affiliated money market funds, at value (Cost $91,753,245)	91,757,810
Foreign currencies, at value (Cost $1,691,423)	1,683,132
Receivable for:
Investments sold	2,308,589
Fund shares sold	379,232
Dividends	2,284,553
Investment for trustee deferred compensation and retirement plans	135,950
Other assets	32,008
Total assets	805,301,725
Liabilities:
Payable for:
Investments purchased	6,556,679
Fund shares reacquired	638,711
Amount due custodian	588,888
Accrued foreign taxes	2,055,597
Accrued fees to affiliates	420,352
Accrued trustees’ and officers’ fees and benefits	2,284
Accrued other operating expenses	240,076
Trustee deferred compensation and retirement plans	147,862
Total liabilities	10,650,449
Net assets applicable to shares outstanding	$ 794,651,276
Net assets consist of:
Shares of beneficial interest	$ 553,675,953
Distributable earnings	240,975,323
$ 794,651,276
Net Assets:
Class A	$458,073,432
Class C	$ 37,993,830
Class Y	$201,044,795
Class R6	$ 97,539,219
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,767,280
Class C	1,246,603
Class Y	6,031,694
Class R6	2,927,892
Class A:
Net asset value per share	$ 33.27
Maximum offering price per share (Net asset value of $33.27 ÷ 94.50%)	$ 35.21
Class C:
Net asset value and offering price per share	$ 30.48
Class Y:
Net asset value and offering price per share	$ 33.33
Class R6:
Net asset value and offering price per share	$ 33.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Asia Pacific Growth Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $311,765)	$ 6,073,208
Dividends from affiliated money market funds	958,125
Total investment income	7,031,333
Expenses:
Advisory fees	3,397,722
Administrative services fees	66,108
Custodian fees	82,633
Distribution fees:
Class A	530,855
Class C	228,653
Transfer agent fees — A, C and Y	710,586
Transfer agent fees — R6	4,099
Trustees’ and officers’ fees and benefits	16,680
Registration and filing fees	40,254
Reports to shareholders	55,765
Professional services fees	45,300
Other	18,437
Total expenses	5,197,092
Less: Fees waived and expense offset arrangement(s)	(50,982)
Net expenses	5,146,110
Net investment income	1,885,223
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $78,514)	14,925,238
Foreign currencies	(63,929)
14,861,309
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $229,107)	104,461,449
Foreign currencies	(4,458)
104,456,991
Net realized and unrealized gain	119,318,300
Net increase in net assets resulting from operations	$121,203,523
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 1,885,223	$ 9,891,947
Net realized gain	14,861,309	38,916,398
Change in net unrealized appreciation (depreciation)	104,456,991	(141,623,811)
Net increase (decrease) in net assets resulting from operations	121,203,523	(92,815,466)
Distributions to shareholders from distributable earnings:
Class A	(26,750,569)	(37,717,459)
Class B	—	(143,824)
Class C	(3,425,302)	(5,230,928)
Class Y	(12,016,730)	(20,892,067)
Class R6	(6,512,306)	(9,802,768)
Total distributions to shareholders from distributable earnings	(48,704,907)	(73,787,046)
Share transactions–net:
Class A	21,029,756	(10,135,034)
Class B	—	(2,153,316)
Class C	(19,390,813)	(4,250,596)
Class Y	10,569,365	(53,967,485)
Class R6	1,741,930	(13,134,106)
Net increase (decrease) in net assets resulting from share transactions	13,950,238	(83,640,537)
Net increase (decrease) in net assets	86,448,854	(250,243,049)
Net assets:
Beginning of period	708,202,422	958,445,471
End of period	$ 794,651,276	$ 708,202,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Asia Pacific Growth Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$30.30	$ 0.07	$ 5.00	$ 5.07	$(0.34)	$ (1.76)	$ (2.10)	$33.27	17.60%	$458,073	1.45% (d)	1.46% (d)	0.43% (d)	5%
Year ended 10/31/18	36.95	0.36	(4.21)	(3.85)	(0.28)	(2.52)	(2.80)	30.30	(11.39)	395,319	1.44	1.46	1.04	21
Year ended 10/31/17	31.60	0.28	5.69	5.97	(0.30)	(0.32)	(0.62)	36.95	19.32	495,214	1.45	1.47	0.85	18
Year ended 10/31/16	29.35	0.31	2.83	3.14	(0.89)	—	(0.89)	31.60	11.15	467,191	1.45	1.47	1.06	9
Year ended 10/31/15	33.43	0.83 (e)	(3.54)	(2.71)	(0.41)	(0.96)	(1.37)	29.35	(8.32)	468,366	1.44 (e)	1.45	2.63 (e)	23
Year ended 10/31/14	33.45	0.48	1.47	1.95	(0.27)	(1.70)	(1.97)	33.43	6.54	551,539	1.47	1.48	1.52	15
Class C
Six months ended 04/30/19	27.77	(0.05)	4.59	4.54	(0.07)	(1.76)	(1.83)	30.48	17.17	37,994	2.20 (d)	2.21 (d)	(0.32) (d)	5
Year ended 10/31/18	34.08	0.09	(3.86)	(3.77)	(0.02)	(2.52)	(2.54)	27.77	(12.05)	53,201	2.19	2.21	0.29	21
Year ended 10/31/17	29.17	0.03	5.27	5.30	(0.07)	(0.32)	(0.39)	34.08	18.44	70,146	2.20	2.22	0.10	18
Year ended 10/31/16	27.10	0.08	2.63	2.71	(0.64)	—	(0.64)	29.17	10.34	72,872	2.20	2.22	0.31	9
Year ended 10/31/15	30.96	0.55 (e)	(3.27)	(2.72)	(0.18)	(0.96)	(1.14)	27.10	(9.02)	79,991	2.19 (e)	2.20	1.88 (e)	23
Year ended 10/31/14	31.11	0.23	1.36	1.59	(0.04)	(1.70)	(1.74)	30.96	5.73	95,277	2.22	2.23	0.77	15
Class Y
Six months ended 04/30/19	30.41	0.11	5.00	5.11	(0.43)	(1.76)	(2.19)	33.33	17.72	201,045	1.20 (d)	1.21 (d)	0.68 (d)	5
Year ended 10/31/18	37.07	0.45	(4.23)	(3.78)	(0.36)	(2.52)	(2.88)	30.41	(11.17)	172,297	1.19	1.21	1.29	21
Year ended 10/31/17	31.69	0.36	5.71	6.07	(0.37)	(0.32)	(0.69)	37.07	19.66	267,942	1.20	1.22	1.10	18
Year ended 10/31/16	29.45	0.39	2.82	3.21	(0.97)	—	(0.97)	31.69	11.42	329,748	1.20	1.22	1.31	9
Year ended 10/31/15	33.55	0.91 (e)	(3.55)	(2.64)	(0.50)	(0.96)	(1.46)	29.45	(8.12)	268,833	1.19 (e)	1.20	2.88 (e)	23
Year ended 10/31/14	33.57	0.57	1.47	2.04	(0.36)	(1.70)	(2.06)	33.55	6.80	258,457	1.22	1.23	1.77	15
Class R6
Six months ended 04/30/19	30.43	0.14	5.00	5.14	(0.50)	(1.76)	(2.26)	33.31	17.84	97,539	1.00 (d)	1.01 (d)	0.88 (d)	5
Year ended 10/31/18	37.10	0.51	(4.22)	(3.71)	(0.44)	(2.52)	(2.96)	30.43	(11.00)	87,386	1.01	1.03	1.47	21
Year ended 10/31/17(f)	32.81	0.27	4.02	4.29	—	—	—	37.10	13.08	122,996	1.01 (g)	1.03 (g)	1.29 (g)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $428,203, $46,110, $186,744 and $91,967 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the fiscal year ended October 31, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 1.18%, $0.10 and 0.43% and $0.46 and 1.43% for Class A, Class C and Class Y shares, respectively.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Asia Pacific Growth Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Asia Pacific Growth Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net
12	Invesco Asia Pacific Growth Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Amount over $10 billion	0.76%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.91%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $45,609.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or
13	Invesco Asia Pacific Growth Fund

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $44,312 in front-end sales commissions from the sale of Class A shares and $13,375 and $2,383 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ 53,729,347	$ —	$—	$ 53,729,347
China	125,432,508	45,769,147	—	171,201,655
Hong Kong	90,210,215	14,233,989	—	104,444,204
Indonesia	64,763,899	20,337,712	—	85,101,611
Macau	—	18,837,715	—	18,837,715
Malaysia	36,827,649	—	—	36,827,649
New Zealand	17,437,458	—	—	17,437,458
Philippines	32,341,440	—	—	32,341,440
Singapore	55,510,869	—	—	55,510,869
South Korea	6,976,860	23,838,611	—	30,815,471
Taiwan	—	23,807,775	—	23,807,775
Thailand	27,696,014	—	—	27,696,014
United States	39,260,949	—	—	39,260,949
Vietnam	—	9,708,294	—	9,708,294
Money Market Funds	91,757,810	—	—	91,757,810
Total Investments	$641,945,018	$156,533,243	$—	$798,478,261
14	Invesco Asia Pacific Growth Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,373.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $36,359,424 and $82,694,333, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$230,702,024
Aggregate unrealized (depreciation) of investments	(4,034,207)
Net unrealized appreciation of investments	$ 226,667,817
Cost of investments for tax purposes is $571,810,444.
15	Invesco Asia Pacific Growth Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	722,053	$ 22,692,729	1,664,736	$ 58,102,426
Class B(b)	—	—	117	3,943
Class C	64,078	1,852,353	220,590	7,155,591
Class Y	1,078,541	33,270,391	1,298,349	44,999,004
Class R6	101,497	3,239,410	613,960	22,226,930
Issued as reinvestment of dividends:
Class A	846,029	25,008,627	1,028,044	35,724,540
Class B(b)	—	—	4,055	130,898
Class C	115,828	3,144,732	152,506	4,887,809
Class Y	330,511	9,779,806	505,709	17,593,625
Class R6	60,895	1,799,437	105,698	3,674,057
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	53,160	1,949,366
Class B	—	—	(56,811)	(1,949,366)
Automatic conversion of Class C shares to Class A shares:
Class A	599,920	18,786,156	-	-
Class C	(653,786)	(18,786,156)	-	-
Reacquired:
Class A	(1,445,889)	(45,457,756)	(3,102,609)	(105,911,366)
Class B(b)	—	—	(9,976)	(338,791)
Class C	(195,173)	(5,601,742)	(515,778)	(16,293,996)
Class Y	(1,043,660)	(32,480,832)	(3,366,641)	(116,560,114)
Class R6	(106,234)	(3,296,917)	(1,163,140)	(39,035,093)
Net increase (decrease) in share activity	474,610	$ 13,950,238	(2,568,031)	$ (83,640,537)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
16	Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,176.00	$ 7.82	$ 1,017.60	$ 7.25	1.45%
Class C	1,000.00	1,171.40	11.84	1,013.88	10.99	2.20
Class Y	1,000.00	1,177.60	6.48	1,018.84	6.01	1.20
Class R6	1,000.00	1,178.40	5.40	1,019.84	5.01	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco Asia Pacific Growth Fund

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•	Fund reports and prospectuses
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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco European Growth Fund
Nasdaq:
A: AEDAX ■ C: AEDCX ■ R: AEDRX ■ Y: AEDYX ■ Investor: EGINX ■ R6: AEGSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	8.00%
Class C Shares	7.58
Class R Shares	7.86
Class Y Shares	8.13
Investor Class Shares	8.04
Class R6 Shares	8.19
MSCI Europe Index▼ (Broad Market Index)	8.48
MSCI Europe Growth Index▼ (Style-Specific Index)	11.43
Lipper European Funds Index■ (Peer Group Index)	7.70
Source(s): ▼RIMES Technologies Corp. ■ Lipper Inc.
The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	9.21%
10 Years	8.92
5 Years	0.67
1 Year	–8.76
Class C Shares
Inception (11/3/97)	9.15%
10 Years	8.72
5 Years	1.06
1 Year	–5.15
Class R Shares
Inception (6/3/02)	8.02%
10 Years	9.26
5 Years	1.57
1 Year	–3.68
Class Y Shares
Inception (10/3/08)	7.01%
10 Years	9.81
5 Years	2.08
1 Year	–3.21
Investor Class Shares
Inception (9/30/03)	8.86%
10 Years	9.58
5 Years	1.87
1 Year	–3.38
Class R6 Shares
10 Years	9.62%
5 Years	1.97
1 Year	–3.13
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	9.08%
10 Years	9.68
5 Years	0.33
1 Year	–12.79
Class C Shares
Inception (11/3/97)	9.01%
10 Years	9.47
5 Years	0.71
1 Year	–9.32
Class R Shares
Inception (6/3/02)	7.84%
10 Years	10.02
5 Years	1.21
1 Year	–7.94
Class Y Shares
Inception (10/3/08)	6.72%
10 Years	10.57
5 Years	1.72
1 Year	–7.48
Investor Class Shares
Inception (9/30/03)	8.67%
10 Years	10.34
5 Years	1.52
1 Year	–7.64
Class R6 Shares
10 Years	10.38%
5 Years	1.62
1 Year	–7.40
Class R, Class Y, Investor Class and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.31% and 1.01%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares was 1.37%, 2.12%, 1.62%, 1.12%, 1.32% and 1.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a
CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco European Growth Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco European Growth Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.06%
Denmark–1.84%
Carlsberg A/S, Class B	191,411	$ 24,724,724
France–14.90%
Bollore S.A.	6,782,063	32,315,443
Bureau Veritas S.A.	667,763	16,969,075
Criteo S.A., ADR(a)	575,778	11,388,889
EssilorLuxottica S.A.	87,795	10,684,095
Kaufman & Broad S.A.	404,795	16,144,891
Metropole Television S.A.	730,831	14,500,501
Pernod Ricard S.A.	77,151	13,459,603
Schneider Electric S.E.	257,374	21,783,100
Societe BIC S.A.	126,757	10,925,820
Vicat S.A.	191,176	10,115,578
Vinci S.A.	295,944	29,951,958
Vivendi S.A.	417,414	12,132,194
		200,371,147
Germany–12.60%
Allianz S.E.	126,819	30,553,209
Deutsche Boerse AG	295,470	39,380,643
GEA Group AG	476,689	13,323,594
MorphoSys AG(a)	338,839	33,595,714
MTU Aero Engines AG	113,601	26,718,914
SAP S.E.	201,020	25,798,574
		169,370,648
Hungary–1.28%
Gedeon Richter PLC	869,476	17,204,968
Ireland–2.41%
Origin Enterprises PLC	3,142,459	19,420,457
Paddy Power Betfair PLC	152,712	12,940,595
		32,361,052
Israel–1.02%
Israel Discount Bank Ltd., Class A	3,531,802	13,778,414
Italy–5.40%
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	1,138,513	16,498,282
FinecoBank Banca Fineco S.p.A.	1,752,275	23,136,892
Intesa Sanpaolo S.p.A.	3,123,448	8,187,121
Mediobanca Banca di Credito Finanziario S.p.A.	2,342,438	24,827,794
		72,650,089
Netherlands–4.72%
Aalberts N.V.	223,332	8,767,125
ING Groep N.V.	1,570,714	20,006,021
Shares		Value
Netherlands–(continued)
Wolters Kluwer N.V.	495,971	$ 34,644,538
		63,417,684
Russia–5.15%
Sberbank of Russia PJSC, Preference Shares	22,554,481	69,205,741
Spain–1.68%
Construcciones y Auxiliar de Ferrocarriles S.A.	479,029	22,587,818
Sweden–2.75%
Investor AB, Class B	777,427	37,057,560
Switzerland–7.61%
Alcon, Inc.(a)	116,323	6,698,890
Cie Financiere Richemont S.A.	263,252	19,247,533
Julius Baer Group Ltd.(a)	302,755	14,636,466
Kuehne + Nagel International AG	88,250	12,845,097
Novartis AG	247,361	20,200,117
OC Oerlikon Corp. AG(a)	1,506,495	19,706,917
Tecan Group AG, Class R	39,767	8,983,315
		102,318,335
Turkey–2.97%
Haci Omer Sabanci Holding A.S.	17,449,732	22,518,047
Tupras-Turkiye Petrol Rafinerileri A.S.	841,052	17,379,496
		39,897,543
United Kingdom–25.54%
British American Tobacco PLC	686,920	26,943,786
Compass Group PLC	876,731	19,926,978
DCC PLC	681,736	60,955,056
Hays PLC	11,177,625	22,096,649
HomeServe PLC	1,760,715	24,911,306
IG Group Holdings PLC	2,357,021	15,704,070
Informa PLC	2,403,407	24,458,191
John Wood Group PLC	2,319,246	14,193,218
Jupiter Fund Management PLC	2,738,160	13,418,405
Micro Focus International PLC	232,761	5,904,989
Reckitt Benckiser Group PLC	218,249	17,682,527
RELX PLC	1,276,301	29,274,982
Savills PLC	2,060,016	24,230,078
Standard Life Aberdeen PLC	309,259	1,124,731
TechnipFMC PLC	664,806	16,486,250
Ultra Electronics Holdings PLC	1,258,519	26,126,457
		343,437,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco European Growth Fund

Shares		Value
United States–2.19%
Philip Morris International, Inc.	341,085	$ 29,524,317
Total Common Stocks & Other Equity Interests (Cost $971,391,281)		1,237,907,713
Money Market Funds–7.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(b)	33,674,999	33,674,999
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	24,053,027	24,060,243
Shares		Value
Money Market Funds (continued)–7.16%
Invesco Treasury Portfolio, Institutional Class, 2.32%(b)	38,485,714	$ 38,485,714
Total Money Market Funds (Cost $96,216,745)		96,220,956
TOTAL INVESTMENTS IN SECURITIES—99.22% (Cost $1,067,608,026)		1,334,128,669
OTHER ASSETS LESS LIABILITIES–0.78%		10,500,438
NET ASSETS–100.00%		$1,344,629,107
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Industrials	32.00%
Financials	24.80
Consumer Staples	9.80
Health Care	6.45
Consumer Discretionary	5.87
Communication Services	4.65
Energy	3.58
Information Technology	2.36
Real Estate	1.80
Materials	0.75
Money Market Funds Plus Other Assets Less Liabilities	7.94
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco European Growth Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $971,391,281)	$1,237,907,713
Investments in affiliated money market funds, at value (Cost $96,216,745)	96,220,956
Foreign currencies, at value (Cost $2,458,188)	2,464,986
Receivable for:
Investments sold	8,345,458
Fund shares sold	1,077,368
Dividends	9,270,348
Investment for trustee deferred compensation and retirement plans	216,598
Other assets	57,768
Total assets	1,355,561,195
Liabilities:
Payable for:
Investments purchased	6,359,453
Fund shares reacquired	2,474,115
Amount due custodian	982,464
Accrued fees to affiliates	631,943
Accrued trustees’ and officers’ fees and benefits	2,862
Accrued other operating expenses	241,792
Trustee deferred compensation and retirement plans	239,459
Total liabilities	10,932,088
Net assets applicable to shares outstanding	$ 1,344,629,107
Net assets consist of:
Shares of beneficial interest	$ 1,064,275,624
Distributable earnings	280,353,483
$ 1,344,629,107
Net Assets:
Class A	$ 408,106,485
Class C	$ 46,387,675
Class R	$ 8,620,274
Class Y	$ 735,875,467
Investor Class	$ 136,120,307
Class R6	$ 9,518,899
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,778,710
Class C	1,315,187
Class R	228,381
Class Y	19,413,055
Investor Class	3,604,037
Class R6	251,221
Class A:
Net asset value per share	$ 37.86
Maximum offering price per share (Net asset value of $37.86 ÷ 94.50%)	$ 40.06
Class C:
Net asset value and offering price per share	$ 35.27
Class R:
Net asset value and offering price per share	$ 37.75
Class Y:
Net asset value and offering price per share	$ 37.91
Investor Class:
Net asset value and offering price per share	$ 37.77
Class R6:
Net asset value and offering price per share	$ 37.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco European Growth Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,624,586)	$ 21,939,695
Dividends from affiliated money market funds	946,960
Total investment income	22,886,655
Expenses:
Advisory fees	5,951,813
Administrative services fees	119,191
Custodian fees	72,987
Distribution fees:
Class A	488,530
Class C	284,460
Class R	23,329
Investor Class	104,559
Transfer agent fees — A, C, R, Y and Investor	1,118,228
Transfer agent fees — R6	2,182
Trustees’ and officers’ fees and benefits	17,159
Registration and filing fees	68,986
Reports to shareholders	42,200
Professional services fees	29,020
Other	19,149
Total expenses	8,341,793
Less: Fees waived and expense offset arrangement(s)	(54,271)
Net expenses	8,287,522
Net investment income	14,599,133
Realized and unrealized gain from:
Net realized gain from:
Investment securities	10,019,402
Foreign currencies	577,298
10,596,700
Change in net unrealized appreciation of:
Investment securities	72,501,741
Foreign currencies	133,599
72,635,340
Net realized and unrealized gain	83,232,040
Net increase in net assets resulting from operations	$97,831,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco European Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 14,599,133	$ 26,897,194
Net realized gain	10,596,700	14,299,049
Change in net unrealized appreciation (depreciation)	72,635,340	(242,758,617)
Net increase (decrease) in net assets resulting from operations	97,831,173	(201,562,374)
Distributions to shareholders from distributable earnings:
Class A	(5,164,427)	(9,572,421)
Class B	—	(11,658)
Class C	(308,282)	(1,229,971)
Class R	(108,132)	(231,397)
Class Y	(12,661,911)	(19,371,326)
Investor Class	(1,839,884)	(3,182,926)
Class R6	(171,586)	(104,105)
Total distributions to shareholders from distributable earnings	(20,254,222)	(33,703,804)
Share transactions–net:
Class A	(19,296,472)	(40,024,055)
Class B	—	(1,127,818)
Class C	(28,636,508)	(6,640,583)
Class R	(2,699,170)	(1,185,751)
Class Y	(124,297,896)	43,065,954
Investor Class	(5,559,198)	(12,153,116)
Class R6	(975,734)	7,294,371
Net increase (decrease) in net assets resulting from share transactions	(181,464,978)	(10,770,998)
Net increase (decrease) in net assets	(103,888,027)	(246,037,176)
Net assets:
Beginning of period	1,448,517,134	1,694,554,310
End of period	$ 1,344,629,107	$1,448,517,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco European Growth Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$35.55	$0.37	$ 2.41	$ 2.78	$(0.47)	$ —	$(0.47)	$ 37.86	8.00%	$408,106	1.36% (d)	1.37% (d)	2.07% (d)	4%
Year ended 10/31/18	40.95	0.58	(5.21)	(4.63)	(0.77)	—	(0.77)	35.55	(11.54)	402,331	1.34	1.35	1.45	16
Year ended 10/31/17	32.88	0.48	8.12	8.60	(0.53)	—	(0.53)	40.95	26.53	506,795	1.38	1.39	1.32	22
Year ended 10/31/16	36.65	0.50	(2.61)	(2.11)	(0.51)	(1.15)	(1.66)	32.88	(5.94)	453,114	1.34	1.36	1.47	16
Year ended 10/31/15	37.50	0.52	0.88	1.40	(0.69)	(1.56)	(2.25)	36.65	4.18	575,258	1.37	1.38	1.41	14
Year ended 10/31/14	39.17	0.54	(1.02)	(0.48)	(0.45)	(0.74)	(1.19)	37.50	(1.22)	533,550	1.34	1.36	1.38	18
Class C
Six months ended 04/30/19	32.94	0.22	2.26	2.48	(0.15)	—	(0.15)	35.27	7.58	46,388	2.11 (d)	2.12 (d)	1.32 (d)	4
Year ended 10/31/18	38.01	0.26	(4.82)	(4.56)	(0.51)	—	(0.51)	32.94	(12.18)	71,859	2.09	2.10	0.70	16
Year ended 10/31/17	30.50	0.19	7.56	7.75	(0.24)	—	(0.24)	38.01	25.58	90,488	2.13	2.14	0.57	22
Year ended 10/31/16	34.12	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.50	(6.63)	86,303	2.09	2.11	0.72	16
Year ended 10/31/15	35.04	0.22	0.84	1.06	(0.42)	(1.56)	(1.98)	34.12	3.42	115,058	2.12	2.13	0.66	14
Year ended 10/31/14	36.74	0.23	(0.94)	(0.71)	(0.25)	(0.74)	(0.99)	35.04	(1.96)	93,680	2.09	2.11	0.63	18
Class R
Six months ended 04/30/19	35.38	0.32	2.41	2.73	(0.36)	—	(0.36)	37.75	7.86	8,620	1.61 (d)	1.62 (d)	1.82 (d)	4
Year ended 10/31/18	40.76	0.48	(5.18)	(4.70)	(0.68)	—	(0.68)	35.38	(11.74)	10,795	1.59	1.60	1.20	16
Year ended 10/31/17	32.71	0.39	8.09	8.48	(0.43)	—	(0.43)	40.76	26.24	13,655	1.63	1.64	1.07	22
Year ended 10/31/16	36.48	0.41	(2.60)	(2.19)	(0.43)	(1.15)	(1.58)	32.71	(6.19)	12,893	1.59	1.61	1.22	16
Year ended 10/31/15	37.33	0.42	0.89	1.31	(0.60)	(1.56)	(2.16)	36.48	3.93	15,280	1.62	1.63	1.16	14
Year ended 10/31/14	39.02	0.44	(1.01)	(0.57)	(0.38)	(0.74)	(1.12)	37.33	(1.46)	16,210	1.59	1.61	1.13	18
Class Y
Six months ended 04/30/19	35.67	0.41	2.41	2.82	(0.58)	—	(0.58)	37.91	8.13	735,875	1.11 (d)	1.12 (d)	2.32 (d)	4
Year ended 10/31/18	41.06	0.68	(5.21)	(4.53)	(0.86)	—	(0.86)	35.67	(11.29)	820,248	1.09	1.10	1.70	16
Year ended 10/31/17	32.98	0.58	8.13	8.71	(0.63)	—	(0.63)	41.06	26.85	911,498	1.13	1.14	1.57	22
Year ended 10/31/16	36.76	0.58	(2.62)	(2.04)	(0.59)	(1.15)	(1.74)	32.98	(5.71)	696,907	1.09	1.11	1.72	16
Year ended 10/31/15	37.62	0.61	0.88	1.49	(0.79)	(1.56)	(2.35)	36.76	4.46	695,157	1.12	1.13	1.66	14
Year ended 10/31/14	39.28	0.64	(1.03)	(0.39)	(0.53)	(0.74)	(1.27)	37.62	(0.98)	800,278	1.09	1.11	1.63	18
Investor Class
Six months ended 04/30/19	35.48	0.38	2.41	2.79	(0.50)	—	(0.50)	37.77	8.04 (e)	136,120	1.27 (d)(e)	1.28 (d)(e)	2.16 (d)(e)	4
Year ended 10/31/18	40.86	0.60	(5.19)	(4.59)	(0.79)	—	(0.79)	35.48	(11.47) (e)	133,359	1.29 (e)	1.30 (e)	1.50 (e)	16
Year ended 10/31/17	32.80	0.50	8.10	8.60	(0.54)	—	(0.54)	40.86	26.61 (e)	166,324	1.32 (e)	1.33 (e)	1.38 (e)	22
Year ended 10/31/16	36.56	0.51	(2.61)	(2.10)	(0.51)	(1.15)	(1.66)	32.80	(5.91) (e)	147,804	1.31 (e)	1.33 (e)	1.50 (e)	16
Year ended 10/31/15	37.42	0.52	0.88	1.40	(0.70)	(1.56)	(2.26)	36.56	4.21 (e)	178,602	1.35 (e)	1.36 (e)	1.43 (e)	14
Year ended 10/31/14	39.08	0.55	(1.02)	(0.47)	(0.45)	(0.74)	(1.19)	37.42	(1.19) (e)	175,148	1.31 (e)	1.33 (e)	1.41 (e)	18
Class R6
Six months ended 04/30/19	35.68	0.43	2.41	2.84	(0.63)	—	(0.63)	37.89	8.19	9,519	0.98 (d)	0.99 (d)	2.45 (d)	4
Year ended 10/31/18	41.09	0.72	(5.21)	(4.49)	(0.92)	—	(0.92)	35.68	(11.20)	9,925	0.99	1.00	1.80	16
Year ended 10/31/17(f)	35.5	0.40	5.19	5.59	—	—	—	41.09	15.75	4,723	0.96 (g)	0.97 (g)	1.74 (g)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $394,063, $57,364, $9,409, $742,935 , $131,422 and $9,549 for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.20%, 0.19%, 0.22%, 0.22% and 0.21% for six months ended April 30, 2019 and for each of the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco European Growth Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco European Growth Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net
12	Invesco European Growth Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.89%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $47,189.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
13	Invesco European Growth Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $20,601 in front-end sales commissions from the sale of Class A shares and $30,912 and $7,746 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14	Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$ 24,724,724	$ —	$—	$ 24,724,724
France	85,427,296	114,943,851	—	200,371,147
Germany	104,191,431	65,179,217	—	169,370,648
Hungary	17,204,968	—	—	17,204,968
Ireland	19,420,457	12,940,595	—	32,361,052
Israel	—	13,778,414	—	13,778,414
Italy	49,513,197	23,136,892	—	72,650,089
Netherlands	28,773,146	34,644,538	—	63,417,684
Russia	69,205,741	—	—	69,205,741
Spain	—	22,587,818	—	22,587,818
Sweden	37,057,560	—	—	37,057,560
Switzerland	46,146,540	56,171,795	—	102,318,335
Turkey	39,897,543	—	—	39,897,543
United Kingdom	164,177,431	179,260,242	—	343,437,673
United States	29,524,317	—	—	29,524,317
Money Market Funds	96,220,956	—	—	96,220,956
Total Investments	$811,485,307	$ 522,643,362	$—	$1,334,128,669
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,082.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2018, as follows:
15	Invesco European Growth Fund

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,421	$—	$383,421

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $52,344,498 and $250,755,971, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$332,046,529
Aggregate unrealized (depreciation) of investments	(75,577,878)
Net unrealized appreciation of investments	$ 256,468,651
Cost of investments for tax purposes is $1,077,660,018.
16	Invesco European Growth Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	518,132	$ 18,336,562	1,738,837	$ 70,596,040
Class B(b)	—	—	276	10,457
Class C	50,280	1,651,267	441,871	16,840,479
Class R	22,176	787,318	62,386	2,499,749
Class Y	3,672,281	128,207,475	8,087,234	330,612,058
Investor Class	41,654	1,461,327	80,220	3,254,328
Class R6	18,971	677,478	282,335	11,997,948
Issued as reinvestment of dividends:
Class A	138,228	4,622,322	213,154	8,645,499
Class B(b)	—	—	306	11,562
Class C	8,593	268,453	29,224	1,104,957
Class R	3,199	106,759	5,661	228,874
Class Y	175,171	5,859,477	221,896	9,006,740
Investor Class	51,563	1,719,098	73,652	2,978,495
Class R6	5,015	167,583	2,560	103,845
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	21,125	921,703
Class B	—	—	(22,849)	(921,703)
Automatic conversion of Class C shares to Class A shares:
Class A	462,366	16,419,545	-	-
Class C	(495,344)	(16,419,545)	-	-
Reacquired:
Class A	(1,656,211)	(58,674,901)	(3,031,629)	(120,187,297)
Class B(b)	—	—	(5,961)	(228,134)
Class C	(430,076)	(14,136,683)	(670,019)	(24,586,019)
Class R	(102,142)	(3,593,247)	(97,931)	(3,914,374)
Class Y	(7,432,298)	(258,364,848)	(7,509,740)	(296,552,844)
Investor Class	(248,269)	(8,739,623)	(465,669)	(18,385,939)
Class R6	(50,933)	(1,820,795)	(121,678)	(4,807,422)
Net increase (decrease) in share activity	(5,247,644)	$(181,464,978)	(664,739)	$ (10,770,998)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
17	Invesco European Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,080.00	$ 7.01	$1,018.05	$ 6.80	1.36%
Class C	1,000.00	1,075.80	10.86	1,014.33	10.54	2.11
Class R	1,000.00	1,078.60	8.30	1,016.81	8.05	1.61
Class Y	1,000.00	1,081.30	5.73	1,019.29	5.56	1.11
Investor Class	1,000.00	1,080.40	6.55	1,018.50	6.36	1.27
Class R6	1,000.00	1,081.90	5.06	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18	Invesco European Growth Fund

19

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Global Growth Fund
Nasdaq:
A: AGGAX ■ C: AGGCX ■ Y: AGGYX ■ R5: GGAIX ■ R6: AGGFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	13.06%
Class C Shares	12.68
Class Y Shares	13.19
Class R5 Shares	13.27
Class R6 Shares	13.28
MSCI All Country World Index▼ (Broad Market Index)	9.37
MSCI All Country World Growth Index▼ (Style-Specific Index)	12.13
Lipper Global Multi-Cap Growth Funds Index■ (Peer Group Index)	12.06
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	6.43%
10 Years	9.75
5 Years	3.85
1 Year	–0.02
Class C Shares
Inception (8/4/97)	4.45%
10 Years	9.56
5 Years	4.26
1 Year	4.02
Class Y Shares
Inception (10/3/08)	8.26%
10 Years	10.65
5 Years	5.29
1 Year	6.04
Class R5 Shares
Inception (9/28/07)	4.52%
10 Years	10.85
5 Years	5.43
1 Year	6.17
Class R6 Shares
10 Years	10.66%
5 Years	5.43
1 Year	6.17
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 0.98%, 0.89% and 0.89%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	6.29%
10 Years	9.97
5 Years	3.32
1 Year	–4.81
Class C Shares
Inception (8/4/97)	4.30%
10 Years	9.77
5 Years	3.72
1 Year	–0.95
Class Y Shares
Inception (10/3/08)	7.95%
10 Years	10.87
5 Years	4.76
1 Year	1.00
Class R5 Shares
Inception (9/28/07)	4.22%
10 Years	11.08
5 Years	4.88
1 Year	1.05
Class R6 Shares
10 Years	10.88%
5 Years	4.89
1 Year	1.08
of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.33%, 2.08%, 1.08%, 0.89% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
3	Invesco Global Growth Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Global Growth Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.54%
Australia–2.25%
Amcor Ltd.	581,885	$ 6,575,505
CSL Ltd.	27,597	3,863,082
		10,438,587
Brazil–2.03%
B3 S.A.–Brasil, Bolsa, Balcao	554,431	4,871,120
Banco Bradesco S.A., ADR	498,718	4,518,381
		9,389,501
Canada–4.59%
CGI, Inc., Class A(a)	103,579	7,455,492
Open Text Corp.	159,790	6,142,558
Peyto Exploration & Development Corp.	698,234	3,153,180
PrairieSky Royalty Ltd.	312,621	4,506,018
		21,257,248
China–5.89%
Alibaba Group Holding Ltd., ADR(a)	33,704	6,254,451
Kweichow Moutai Co., Ltd., Class A	37,790	5,463,642
New Oriental Education & Technology Group, Inc., ADR(a)	50,580	4,828,367
Wuliangye Yibin Co., Ltd., Class A	310,584	4,678,511
Yum China Holdings, Inc.	127,420	6,057,547
		27,282,518
Denmark–1.18%
Carlsberg A/S, Class B	42,159	5,445,714
France–5.29%
Bureau Veritas S.A.	225,095	5,720,074
Criteo S.A., ADR(a)	216,422	4,280,827
Pernod Ricard S.A.	25,554	4,458,098
Schneider Electric S.E.	56,772	4,804,954
Vivendi S.A.	180,045	5,233,032
		24,496,985
Germany–3.55%
Deutsche Boerse AG	52,347	6,976,879
GEA Group AG	118,131	3,301,795
SAP S.E.	47,778	6,131,750
		16,410,424
Indonesia–1.29%
PT Bank Mandiri Persero Tbk	11,022,600	5,975,410
Ireland–1.14%
Paddy Power Betfair PLC	62,050	5,258,028
Israel–1.11%
Check Point Software Technologies Ltd.(a)	42,412	5,121,673
Shares		Value
Italy–2.91%
FinecoBank Banca Fineco S.p.A.	604,793	$ 7,985,636
Mediobanca Banca di Credito Finanziario S.p.A.	517,151	5,481,348
		13,466,984
Japan–5.85%
Asahi Group Holdings, Ltd.	134,300	5,803,470
FANUC Corp.	35,900	6,728,638
Hoya Corp.	123,200	8,679,957
Keyence Corp.	9,400	5,858,255
		27,070,320
Mexico–1.44%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	68,404	6,675,546
Spain–1.55%
Amadeus IT Group S.A.	89,965	7,156,168
Switzerland–2.19%
Alcon, Inc.(a)	39,701	2,286,329
Cie Financiere Richemont S.A.	51,246	3,746,824
Julius Baer Group Ltd.(a)	84,813	4,100,222
		10,133,375
Taiwan–2.12%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,159,428	9,793,775
United Kingdom–7.16%
British American Tobacco PLC	151,430	5,939,698
Clinigen Group PLC	508,337	6,624,490
Compass Group PLC	190,416	4,327,913
Reckitt Benckiser Group PLC	65,038	5,269,377
RELX PLC	249,934	5,732,828
TechnipFMC PLC	210,841	5,228,559
		33,122,865
United States–45.00%
Advance Auto Parts, Inc.	29,842	4,963,321
Alphabet, Inc., Class A(a)	6,121	7,338,834
Alphabet, Inc., Class C(a)	5,992	7,121,372
Aon PLC	26,527	4,778,574
Apple, Inc.	47,258	9,483,263
Aptiv PLC	67,028	5,744,300
Avanos Medical, Inc.(a)	62,491	2,621,497
Baxter International, Inc.	75,720	5,777,436
BB&T Corp.	60,261	3,085,363
Booking Holdings, Inc.(a)	4,094	7,594,329
Broadcom, Inc.	37,609	11,974,706
Cisco Systems, Inc.	109,350	6,118,132
Comcast Corp., Class A	139,892	6,089,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Growth Fund

Shares		Value
United States–(continued)
Dollar General Corp.	38,135	$ 4,808,442
Dril-Quip, Inc.(a)	121,321	5,284,743
eBay, Inc.	112,892	4,374,565
Elanco Animal Health, Inc.(a)	177,541	5,592,541
Expedia Group, Inc.	36,319	4,715,659
Gilead Sciences, Inc.	48,419	3,149,172
IHS Markit Ltd.(a)	126,533	7,245,280
Intercontinental Exchange, Inc.	54,286	4,416,166
JPMorgan Chase & Co.	55,853	6,481,741
Kansas City Southern	52,372	6,449,088
Las Vegas Sands Corp.	113,081	7,582,081
Microsoft Corp.	54,399	7,104,509
Mondelez International, Inc., Class A	146,295	7,439,101
NCR Corp.(a)	205,558	5,950,904
Occidental Petroleum Corp.	19,536	1,150,280
PayPal Holdings, Inc.(a)	55,544	6,263,697
Philip Morris International, Inc.	108,513	9,392,885
PTC, Inc.(a)	80,116	7,248,094
Sabre Corp.	231,600	4,808,016
Shares		Value
United States–(continued)
Schlumberger Ltd.	78,191	$ 3,337,192
Tradeweb Markets, Inc., Class A(a)	50,000	2,012,500
Versum Materials, Inc.	90,303	4,712,011
Wyndham Hotels & Resorts, Inc.	107,537	5,991,962
		208,201,255
Total Common Stocks & Other Equity Interests (Cost $311,758,757)		446,696,376
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(b)	5,046,205	5,046,205
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	3,603,500	3,604,581
Invesco Treasury Portfolio, Institutional Class, 2.32%(b)	5,767,092	5,767,092
Total Money Market Funds (Cost $14,417,502)		14,417,878
TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost $326,176,259)		461,114,254
OTHER ASSETS LESS LIABILITIES–0.34%		1,586,225
NET ASSETS–100.00%		$462,700,479
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Information Technology	24.09%
Consumer Discretionary	16.47
Financials	13.11
Consumer Staples	13.08
Industrials	8.64
Health Care	8.34
Communication Services	6.50
Energy	4.89
Materials	1.42
Money Market Funds Plus Other Assets Less Liabilities	3.46
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Growth Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $311,758,757)	$ 446,696,376
Investments in affiliated money market funds, at value (Cost $14,417,502)	14,417,878
Foreign currencies, at value (Cost $1,059,857)	1,057,381
Receivable for:
Investments sold	4,579,821
Fund shares sold	188,663
Dividends	1,224,133
Investment for trustee deferred compensation and retirement plans	135,562
Other assets	31,342
Total assets	468,331,156
Liabilities:
Payable for:
Investments purchased	4,375,137
Fund shares reacquired	498,600
Amount due custodian	272,259
Accrued fees to affiliates	202,607
Accrued trustees’ and officers’ fees and benefits	2,094
Accrued other operating expenses	133,387
Trustee deferred compensation and retirement plans	146,593
Total liabilities	5,630,677
Net assets applicable to shares outstanding	$462,700,479
Net assets consist of:
Shares of beneficial interest	$294,594,105
Distributable earnings	168,106,374
$462,700,479
Net Assets:
Class A	$304,729,881
Class C	$ 7,819,657
Class Y	$ 14,479,345
Class R5	$ 12,028
Class R6	$ 135,659,568
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,667,210
Class C	272,675
Class Y	458,588
Class R5	384
Class R6	4,333,088
Class A:
Net asset value per share	$ 31.52
Maximum offering price per share (Net asset value of $31.52 ÷ 94.50%)	$ 33.35
Class C:
Net asset value and offering price per share	$ 28.68
Class Y:
Net asset value and offering price per share	$ 31.57
Class R5:
Net asset value and offering price per share	$ 31.32
Class R6:
Net asset value and offering price per share	$ 31.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Growth Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $319,261)	$ 5,528,180
Dividends from affiliated money market funds	248,437
Total investment income	5,776,617
Expenses:
Advisory fees	2,168,775
Administrative services fees	50,776
Custodian fees	21,552
Distribution fees:
Class A	348,341
Class C	69,142
Transfer agent fees — A, C and Y	326,044
Trustees’ and officers’ fees and benefits	15,456
Registration and filing fees	38,899
Reports to shareholders	31,639
Professional services fees	43,581
Other	16,430
Total expenses	3,130,635
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(179,929)
Net expenses	2,950,706
Net investment income	2,825,911
Realized and unrealized gain from:
Net realized gain from:
Investment securities	31,402,413
Foreign currencies	133,478
31,535,891
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $962)	34,303,440
Foreign currencies	25,765
34,329,205
Net realized and unrealized gain	65,865,096
Net increase in net assets resulting from operations	$ 68,691,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Global Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 2,825,911	$ 5,787,014
Net realized gain	31,535,891	25,853,820
Change in net unrealized appreciation (depreciation)	34,329,205	(69,466,695)
Net increase (decrease) in net assets resulting from operations	68,691,007	(37,825,861)
Distributions to shareholders from distributable earnings:
Class A	(13,675,233)	(7,829,144)
Class B	—	(20,305)
Class C	(1,048,995)	(473,422)
Class Y	(777,259)	(556,509)
Class R5	(797)	(343)
Class R6	(14,651,857)	(8,498,439)
Total distributions to shareholders from distributable earnings	(30,154,141)	(17,378,162)
Share transactions–net:
Class A	8,855,409	(27,056,591)
Class B	—	(1,193,523)
Class C	(13,189,510)	(1,864,316)
Class Y	(1,403,137)	(4,591,450)
Class R6	(146,551,790)	(16,151,393)
Net increase (decrease) in net assets resulting from share transactions	(152,289,028)	(50,857,273)
Net increase (decrease) in net assets	(113,752,162)	(106,061,296)
Net assets:
Beginning of period	576,452,641	682,513,937
End of period	$ 462,700,479	$ 576,452,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Global Growth Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 29.42	$ 0.13	$ 3.46	$ 3.59	$ (0.13)	$ (1.36)	$ (1.49)	$ 31.52	13.06%	$304,730	1.22% (d)	1.33% (d)	0.88% (d)	15%
Year ended 10/31/18	32.21	0.24	(2.25)	(2.01)	(0.31)	(0.47)	(0.78)	29.42	(6.41)	273,874	1.22	1.32	0.74	32
Year ended 10/31/17	28.00	0.21	4.22	4.43	(0.09)	(0.13)	(0.22)	32.21	15.96	327,317	1.23	1.36	0.72	22
Year ended 10/31/16	28.63	0.19	0.32	0.51	(0.15)	(0.99)	(1.14)	28.00	2.00	311,412	1.29	1.38	0.70	19
Year ended 10/31/15	31.21	0.16	(0.21)	(0.05)	(0.18)	(2.35)	(2.53)	28.63	0.02	308,940	1.40	1.42	0.55	24
Year ended 10/31/14	29.84	0.23	2.34	2.57	(0.20)	(1.00)	(1.20)	31.21	9.00	314,679	1.43	1.43	0.76	27
Class C
Six months ended 04/30/19	26.86	0.02	3.16	3.18	—	(1.36)	(1.36)	28.68	12.68	7,820	1.97 (d)	2.08 (d)	0.13 (d)	15
Year ended 10/31/18	29.47	(0.00)	(2.05)	(2.05)	(0.09)	(0.47)	(0.56)	26.86	(7.10)	21,058	1.97	2.07	(0.01)	32
Year ended 10/31/17	25.74	(0.01)	3.87	3.86	—	(0.13)	(0.13)	29.47	15.07	24,995	1.98	2.11	(0.03)	22
Year ended 10/31/16	26.45	(0.01)	0.29	0.28	—	(0.99)	(0.99)	25.74	1.24	23,755	2.04	2.13	(0.05)	19
Year ended 10/31/15	29.05	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.45	(0.74)	25,530	2.15	2.17	(0.20)	24
Year ended 10/31/14	27.87	0.01	2.19	2.20	(0.02)	(1.00)	(1.02)	29.05	8.21	25,896	2.18	2.18	0.01	27
Class Y
Six months ended 04/30/19	29.52	0.16	3.47	3.63	(0.22)	(1.36)	(1.58)	31.57	13.19	14,479	0.97 (d)	1.08 (d)	1.13 (d)	15
Year ended 10/31/18	32.31	0.32	(2.25)	(1.93)	(0.39)	(0.47)	(0.86)	29.52	(6.16)	14,935	0.97	1.07	0.99	32
Year ended 10/31/17	28.09	0.29	4.23	4.52	(0.17)	(0.13)	(0.30)	32.31	16.24	20,983	0.98	1.11	0.97	22
Year ended 10/31/16	28.72	0.26	0.32	0.58	(0.22)	(0.99)	(1.21)	28.09	2.27	12,562	1.04	1.13	0.95	19
Year ended 10/31/15	31.30	0.23	(0.21)	0.02	(0.25)	(2.35)	(2.60)	28.72	0.26	7,724	1.15	1.17	(0.80)	24
Year ended 10/31/14	29.94	0.31	2.33	2.64	(0.28)	(1.00)	(1.28)	31.30	9.24	4,358	1.18	1.18	1.01	27
Class R5
Six months ended 04/30/19	29.31	0.18	3.44	3.62	(0.25)	(1.36)	(1.61)	31.32	13.27	12	0.87 (d)	0.87 (d)	1.23 (d)	15
Year ended 10/31/18	32.09	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.31	(6.08)	11	0.88	0.88	1.08	32
Year ended 10/31/17	27.91	0.32	4.20	4.52	(0.21)	(0.13)	(0.34)	32.09	16.37	12	0.88	0.88	1.07	22
Year ended 10/31/16	28.57	0.30	0.30	0.60	(0.27)	(0.99)	(1.26)	27.91	2.35	11	0.89	0.90	1.10	19
Year ended 10/31/15	31.17	0.30	(0.24)	0.06	(0.31)	(2.35)	(2.66)	28.57	0.42	11	0.99	0.99	0.96	24
Year ended 10/31/14	29.82	0.38	2.31	2.69	(0.34)	(1.00)	(1.34)	31.17	9.49	1,118	0.94	0.94	1.25	27
Class R6
Six months ended 04/30/19	29.30	0.18	3.44	3.62	(0.25)	(1.36)	(1.61)	31.31	13.28	135,660	0.87 (d)	0.87 (d)	1.23 (d)	15
Year ended 10/31/18	32.08	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.30	(6.08)	266,574	0.88	0.88	1.08	32
Year ended 10/31/17	27.91	0.32	4.19	4.51	(0.21)	(0.13)	(0.34)	32.08	16.33	308,082	0.88	0.88	1.07	22
Year ended 10/31/16	28.56	0.31	0.30	0.61	(0.27)	(0.99)	(1.26)	27.91	2.39	320,339	0.89	0.90	1.10	19
Year ended 10/31/15	31.16	0.28	(0.22)	0.06	(0.31)	(2.35)	(2.66)	28.56	0.42	1,274	0.99	0.99	0.96	24
Year ended 10/31/14	29.80	0.38	2.32	2.70	(0.34)	(1.00)	(1.34)	31.16	9.53	13	0.94	0.94	1.25	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $280,982, $13,943, $14,228, $11 and $246,558 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Global Growth Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Global Growth Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Global Growth Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.79%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 29, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.97% and 0.97%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $12,334 and reimbursed class level expenses of $148,290, $7,358, $7,509, $0 and $0 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
13	Invesco Global Growth Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $11,731 in front-end sales commissions from the sale of Class A shares and $315 and $336 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2019, the Fund incurred $407 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14	Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ 10,438,587	$ —	$—	$ 10,438,587
Brazil	9,389,501	—	—	9,389,501
Canada	21,257,248	—	—	21,257,248
China	22,604,007	4,678,511	—	27,282,518
Denmark	5,445,714	—	—	5,445,714
France	9,085,781	15,411,204	—	24,496,985
Germany	3,301,795	13,108,629	—	16,410,424
Indonesia	5,975,410	—	—	5,975,410
Ireland	—	5,258,028	—	5,258,028
Israel	5,121,673	—	—	5,121,673
Italy	5,481,348	7,985,636	—	13,466,984
Japan	—	27,070,320	—	27,070,320
Mexico	6,675,546	—	—	6,675,546
Spain	7,156,168	—	—	7,156,168
Switzerland	6,033,153	4,100,222	—	10,133,375
Taiwan	—	9,793,775	—	9,793,775
United Kingdom	15,289,300	17,833,565	—	33,122,865
United States	208,201,255	—	—	208,201,255
Money Market Funds	14,417,878	—	—	14,417,878
Total Investments	$355,874,364	$105,239,890	$—	$461,114,254
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,438.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
15	Invesco Global Growth Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $79,118,772 and $256,093,915, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$154,919,931
Aggregate unrealized (depreciation) of investments	(20,942,679)
Net unrealized appreciation of investments	$133,977,252
Cost of investments for tax purposes is $327,137,002.
16	Invesco Global Growth Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	236,645	$ 6,804,047	427,590	$ 13,677,349
Class B(b)	—	—	468	13,844
Class C	32,330	823,615	81,984	2,411,709
Class Y	47,128	1,364,305	165,104	5,266,396
Class R6	116,386	3,367,715	522,464	16,319,886
Issued as reinvestment of dividends:
Class A	466,252	12,542,190	227,141	7,198,111
Class B(b)	—	—	685	19,938
Class C	39,667	973,019	15,141	441,048
Class Y	25,216	678,806	14,903	472,879
Class R6	548,984	14,646,895	269,994	8,496,722
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	33,087	1,133,572
Class B	—	—	(36,236)	(1,133,572)
Automatic conversion of Class C shares to Class A shares:
Class A	458,094	12,915,383	-	-
Class C	(502,788)	(12,915,383)	-	-
Reacquired:
Class A	(801,659)	(23,406,211)	(1,542,752)	(49,065,623)
Class B(b)	—	—	(3,072)	(93,733)
Class C	(80,419)	(2,070,761)	(161,319)	(4,717,073)
Class Y	(119,638)	(3,446,248)	(323,486)	(10,330,725)
Class R6(d)	(5,428,916)	(164,566,400)	(1,297,946)	(40,968,001)
Net increase (decrease) in share activity	(4,962,718)	$(152,289,028)	(1,606,250)	$(50,857,273)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
(d)	On April 1, 2019, Class R6 shares valued at $128,440,717 were redeemed by affiliated mutual funds.
17	Invesco Global Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,130.60	$ 6.44	$ 1,018.74	$ 6.11	1.22%
Class C	1,000.00	1,126.80	10.39	1,015.03	9.84	1.97
Class Y	1,000.00	1,131.90	5.13	1,019.98	4.86	0.97
Class R5	1,000.00	1,132.70	4.60	1,020.48	4.36	0.87
Class R6	1,000.00	1,132.80	4.60	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18	Invesco Global Growth Fund

19

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•	Fund reports and prospectuses
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•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLG-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ■ C: ICOPX ■ R: IROPX ■ Y: IYOPX ■ R5: IIOPX ■ R6: IFOPX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	8.57%
Class C Shares	8.19
Class R Shares	8.38
Class Y Shares	8.72
Class R5 Shares	8.72
Class R6 Shares	8.72
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	9.37
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	10.16
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	9.85%
5 Years	3.54
1 Year	–12.70
Class C Shares
Inception (8/3/12)	9.94%
5 Years	3.95
1 Year	–9.14
Class R Shares
Inception (8/3/12)	10.48%
5 Years	4.44
1 Year	–7.84
Class Y Shares
Inception (8/3/12)	11.04%
5 Years	4.98
1 Year	–7.39
Class R5 Shares
Inception (8/3/12)	11.06%
5 Years	5.00
1 Year	–7.38
Class R6 Shares
Inception	11.06%
5 Years	5.00
1 Year	–7.33
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1 The total annual Fund operating expense ratio set forth in the
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	9.00%
5 Years	2.32
1 Year	–16.01
Class C Shares
Inception (8/3/12)	9.10%
5 Years	2.72
1 Year	–12.63
Class R Shares
Inception (8/3/12)	9.63%
5 Years	3.19
1 Year	–11.41
Class Y Shares
Inception (8/3/12)	10.20%
5 Years	3.74
1 Year	–10.95
Class R5 Shares
Inception (8/3/12)	10.21%
5 Years	3.75
1 Year	–10.88
Class R6 Shares
Inception	10.20%
5 Years	3.74
1 Year	–10.95
most recent Fund prospectus as of the date of this report for Class A, Class Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.76%, 2.51%, 2.01%, 1.51%, 1.39% and 1.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
3	Invesco Global Opportunities Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Global Opportunities Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–101.36%
Brazil–1.84%
EZ Tec Empreendimentos e Participacoes S.A.	91,125	$ 502,209
Telefonica Brasil S.A., Preference Shares	19,300	229,221
		731,430
Canada–3.17%
Canadian Natural Resources Ltd.	41,985	1,260,459
China–3.88%
Tencent Holdings Ltd.	31,100	1,540,780
Germany–7.13%
Bayer AG	22,511	1,498,237
Volkswagen AG, Preference Shares	7,692	1,337,585
		2,835,822
Hong Kong–4.50%
Standard Chartered PLC	196,964	1,787,759
Ireland–1.65%
Ryanair Holdings PLC, ADR(a)	8,464	657,145
Mexico–2.28%
Fibra Uno Administracion S.A. de C.V.(a)	608,800	907,528
Russia–3.00%
Sberbank of Russia PJSC, ADR	82,524	1,192,472
South Korea–2.20%
Samsung Electronics Co., Ltd.	22,328	874,878
Spain–5.40%
Banco Santander S.A.	180,444	917,248
Industria de Diseno Textil, S.A.	40,565	1,229,251
		2,146,499
Sweden–3.72%
Autoliv, Inc.	18,831	1,478,045
Shares		Value
Taiwan–4.25%
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	$ 1,689,415
United Arab Emirates–1.53%
Borr Drilling Ltd.(a)	214,090	608,958
United Kingdom–22.20%
Barclays PLC	167,937	359,757
Essentra PLC	203,495	1,121,401
Melrose Industries PLC	569,608	1,509,810
Rolls-Royce Holdings PLC(a)	224,222	2,678,669
Rolls-Royce Holdings PLC, Class C(a)	15,919,762	20,759
Royal Dutch Shell PLC, Class A	36,481	1,162,869
Tesco PLC	454,948	1,485,203
Thomas Cook Group PLC(a)	1,395,362	489,003
		8,827,471
United States–34.61%
A.O. Smith Corp.	16,887	887,750
American Express Co.	6,572	770,436
Baker Hughes, a GE Co., Class A	58,052	1,394,409
Berkshire Hathaway, Inc., Class B(a)	2,981	646,012
Booking Holdings, Inc.(a)	440	816,196
Citigroup, Inc.	16,500	1,166,550
First Republic Bank	10,216	1,079,014
JPMorgan Chase & Co.	5,701	661,601
Las Vegas Sands Corp.	20,811	1,395,377
Markel Corp.(a)	865	926,856
National Oilwell Varco, Inc.	39,509	1,032,765
Texas Instruments, Inc.	14,727	1,735,282
United Technologies Corp.	8,765	1,249,977
		13,762,225
TOTAL INVESTMENTS IN SECURITIES—101.36% (Cost $38,851,492)		40,300,886
OTHER ASSETS LESS LIABILITIES–(1.36)%		(541,925)
NET ASSETS–100.00%		$39,758,961

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Opportunities Fund

Portfolio Composition
By sector, based on Total Investments
as of Current Account Period
Financials	23.6%
Consumer Discretionary	17.9
Industrials	17.3
Energy	13.6
Information Technology	10.7
Communication Services	4.4
Health Care	3.7
Consumer Staples	3.7
Materials	2.8
Real Estate	2.3
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Opportunities Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $38,851,492)	$40,300,886
Foreign currencies, at value (Cost $1,355,476)	1,344,488
Receivable for:
Investments sold	3,011
Fund shares sold	14,259
Fund expenses absorbed	23,685
Dividends	314,040
Investment for trustee deferred compensation and retirement plans	19,892
Other assets	22,113
Total assets	42,042,374
Liabilities:
Payable for:
Investments purchased	20,759
Fund shares reacquired	150,403
Amount due custodian	2,011,893
Accrued fees to affiliates	26,356
Accrued trustees’ and officers’ fees and benefits	1,619
Accrued other operating expenses	52,311
Trustee deferred compensation and retirement plans	20,072
Total liabilities	2,283,413
Net assets applicable to shares outstanding	$39,758,961
Net assets consist of:
Shares of beneficial interest	$43,565,951
Distributable earnings	(3,806,990)
$39,758,961
Net Assets:
Class A	$28,509,028
Class C	$ 4,829,965
Class R	$ 1,174,005
Class Y	$ 5,132,330
Class R5	$ 14,703
Class R6	$ 98,930
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,948,310
Class C	336,877
Class R	80,792
Class Y	349,649
Class R5	1,001
Class R6	6,736
Class A:
Net asset value per share	$ 14.63
Maximum offering price per share (Net asset value of $14.63 ÷ 94.50%)	$ 15.48
Class C:
Net asset value and offering price per share	$ 14.34
Class R:
Net asset value and offering price per share	$ 14.53
Class Y:
Net asset value and offering price per share	$ 14.68
Class R5:
Net asset value and offering price per share	$ 14.69
Class R6:
Net asset value and offering price per share	$ 14.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Opportunities Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $40,095)	$ 512,176
Expenses:
Advisory fees	156,166
Administrative services fees	10,190
Custodian fees	21,401
Distribution fees:
Class A	33,112
Class C	27,304
Class R	2,591
Transfer agent fees — A, C, R and Y	47,844
Transfer agent fees — R5	4
Transfer agent fees — R6	29
Trustees’ and officers’ fees and benefits	11,478
Registration and filing fees	44,863
Reports to shareholders	9,495
Professional services fees	23,745
Other	7,501
Total expenses	395,723
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(182,614)
Net expenses	213,109
Net investment income	299,067
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,062,712)
Foreign currencies	(21,917)
(3,084,629)
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,943,544
Foreign currencies	(401)
5,943,143
Net realized and unrealized gain	2,858,514
Net increase in net assets resulting from operations	$ 3,157,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Global Opportunities Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 299,067	$ 925,828
Net realized gain (loss)	(3,084,629)	277,957
Change in net unrealized appreciation (depreciation)	5,943,143	(9,360,325)
Net increase (decrease) in net assets resulting from operations	3,157,581	(8,156,540)
Distributions to shareholders from distributable earnings:
Class A	(1,953,842)	(172,545)
Class C	(432,496)	(22,203)
Class R	(70,652)	(4,133)
Class Y	(482,206)	(173,633)
Class R5	(1,134)	(161)
Class R6	(9,961)	(149)
Total distributions to shareholders from distributable earnings	(2,950,291)	(372,824)
Share transactions–net:
Class A	1,440,837	11,126,137
Class C	(1,645,959)	2,032,934
Class R	190,893	584,526
Class Y	(3,420,393)	9,688,955
Class R6	48,252	47,349
Net increase (decrease) in net assets resulting from share transactions	(3,386,370)	23,479,901
Net increase (decrease) in net assets	(3,179,080)	14,950,537
Net assets:
Beginning of period	42,938,041	27,987,504
End of period	$39,758,961	$42,938,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Global Opportunities Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$14.65	$ 0.11	$ 0.97	$ 1.08	$(0.28)	$(0.82)	$ (1.10)	$14.63	8.57%	$28,509	1.02% (d)	1.95% (d)	1.60% (d)	21%
Year ended 10/31/18	16.57	0.25	(2.04)	(1.79)	(0.11)	(0.02)	(0.13)	14.65	(10.88)	26,811	1.02	1.76	1.50	92
Year ended 10/31/17	12.77	0.13	3.84	3.97	(0.17)	—	(0.17)	16.57	31.42	19,643	1.07	2.69	0.90	33
Year ended 10/31/16	13.13	0.09	(0.04)	0.05	(0.02)	(0.39)	(0.41)	12.77	0.57	11,455	1.36	2.77	0.72	52
Year ended 10/31/15	14.74	0.06	0.11	0.17	(0.22)	(1.56)	(1.78)	13.13	1.76	12,405	1.36	2.94	0.43	71
Year ended 10/31/14	14.90	0.14	0.17	0.31	(0.06)	(0.41)	(0.47)	14.74	2.11	11,113	1.36	2.39	0.96	106
Class C
Six months ended 04/30/19	14.30	0.06	0.95	1.01	(0.15)	(0.82)	(0.97)	14.34	8.19	4,830	1.77 (d)	2.70 (d)	0.85 (d)	21
Year ended 10/31/18	16.22	0.12	(1.98)	(1.86)	(0.04)	(0.02)	(0.06)	14.30	(11.51)	6,531	1.77	2.51	0.75	92
Year ended 10/31/17	12.51	0.02	3.76	3.78	(0.07)	—	(0.07)	16.22	30.38	5,476	1.82	3.44	0.15	33
Year ended 10/31/16	12.93	0.00	(0.03)	(0.03)	—	(0.39)	(0.39)	12.51	(0.08)	2,753	2.11	3.52	(0.03)	52
Year ended 10/31/15	14.51	(0.04)	0.10	0.06	(0.08)	(1.56)	(1.64)	12.93	0.86	2,967	2.11	3.69	(0.32)	71
Year ended 10/31/14	14.76	0.03	0.17	0.20	(0.04)	(0.41)	(0.45)	14.51	1.39	2,348	2.11	3.14	0.21	106
Class R
Six months ended 04/30/19	14.54	0.09	0.96	1.05	(0.24)	(0.82)	(1.06)	14.53	8.38	1,174	1.27 (d)	2.20 (d)	1.35 (d)	21
Year ended 10/31/18	16.46	0.21	(2.02)	(1.81)	(0.09)	(0.02)	(0.11)	14.54	(11.08)	950	1.27	2.01	1.25	92
Year ended 10/31/17	12.69	0.10	3.81	3.91	(0.14)	—	(0.14)	16.46	31.06	513	1.32	2.94	0.65	33
Year ended 10/31/16	13.05	0.06	(0.03)	0.03	—	(0.39)	(0.39)	12.69	0.40	261	1.61	3.02	0.47	52
Year ended 10/31/15	14.67	0.02	0.09	0.11	(0.17)	(1.56)	(1.73)	13.05	1.31	218	1.61	3.19	0.18	71
Year ended 10/31/14	14.85	0.11	0.17	0.28	(0.05)	(0.41)	(0.46)	14.67	1.94	158	1.61	2.64	0.71	106
Class Y
Six months ended 04/30/19	14.72	0.13	0.97	1.10	(0.32)	(0.82)	(1.14)	14.68	8.72	5,132	0.77 (d)	1.70 (d)	1.85 (d)	21
Year ended 10/31/18	16.63	0.30	(2.05)	(1.75)	(0.14)	(0.02)	(0.16)	14.72	(10.63)	8,579	0.77	1.51	1.75	92
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	2,323	0.82	2.44	1.15	33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	449	1.11	2.52	0.97	52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.90	4,681	1.11	2.69	0.68	71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	2,922	1.11	2.14	1.21	106
Class R5
Six months ended 04/30/19	14.73	0.13	0.97	1.10	(0.32)	(0.82)	(1.14)	14.69	8.72	15	0.77 (d)	1.52 (d)	1.85 (d)	21
Year ended 10/31/18	16.64	0.30	(2.05)	(1.75)	(0.14)	(0.02)	(0.16)	14.73	(10.62)	15	0.77	1.39	1.75	92
Year ended 10/31/17	12.83	0.17	3.85	4.02	(0.21)	—	(0.21)	16.64	31.68	17	0.82	2.24	1.15	33
Year ended 10/31/16	13.18	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.83	0.91	13	1.11	2.28	0.97	52
Year ended 10/31/15	14.81	0.09	0.10	0.19	(0.26)	(1.56)	(1.82)	13.18	1.97	13	1.11	2.45	0.68	71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	15	1.11	1.99	1.21	106
Class R6
Six months ended 04/30/19	14.73	0.13	0.97	1.10	(0.32)	(0.82)	(1.14)	14.69	8.72	99	0.77 (d)	1.52 (d)	1.85 (d)	21
Year ended 10/31/18	16.63	0.29	(2.03)	(1.74)	(0.14)	(0.02)	(0.16)	14.73	(10.57)	52	0.77	1.39	1.75	92
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	15	0.82	2.24	1.15	33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	12	1.11	2.28	0.97	52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.89	12	1.11	2.45	0.68	71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	14	1.11	1.99	1.21	106

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,709, $5,506, $1,045, $5,985, $14 and $105 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Global Opportunities Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Global Opportunities Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Global Opportunities Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.80%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 29, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $124,109, reimbursed fund level expenses of $10,629 and reimbursed class level expenses of $31,959, $6,588, $1,250, $7,162, $4 and $29 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration
13	Invesco Global Opportunities Fund

agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $6,401 in front-end sales commissions from the sale of Class A shares and $602 and $189 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$ 731,430	$ —	$—	$ 731,430
Canada	1,260,459	—	—	1,260,459
China	—	1,540,780	—	1,540,780
Germany	2,835,822	—	—	2,835,822
Hong Kong	—	1,787,759	—	1,787,759
Ireland	657,145	—	—	657,145
Mexico	907,528	—	—	907,528
Russia	1,192,472	—	—	1,192,472
South Korea	—	874,878	—	874,878
Spain	—	2,146,499	—	2,146,499
Sweden	1,478,045	—	—	1,478,045
Taiwan	—	1,689,415	—	1,689,415
United Arab Emirates	—	608,958	—	608,958
United Kingdom	1,501,917	7,325,554	—	8,827,471
United States	13,762,225	—	—	13,762,225
Total Investments	$24,327,043	$15,973,843	$—	$40,300,886
14	Invesco Global Opportunities Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $884.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $8,602,704 and $15,542,491, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 1,549,949
Aggregate unrealized (depreciation) of investments	(2,472,542)
Net unrealized appreciation (depreciation) of investments	$ (922,593)
Cost of investments for tax purposes is $41,223,479.
15	Invesco Global Opportunities Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	257,369	$ 3,490,929	1,169,028	$ 19,724,415
Class C	31,237	427,462	264,684	4,401,247
Class R	16,423	211,492	53,807	908,122
Class Y	93,190	1,239,318	2,322,327	39,576,599
Class R6	5,367	78,707	3,754	66,969
Issued as reinvestment of dividends:
Class A	149,209	1,871,078	9,969	165,591
Class C	33,523	413,000	1,291	21,072
Class R	5,585	69,598	244	4,024
Class Y	36,110	453,901	1,849	30,781
Class R6	709	8,908	—	—
Automatic conversion of Class C shares to Class A shares:
Class A	89,901	1,235,536	-	-
Class C	(91,572)	(1,235,536)	-	-
Reacquired:
Class A	(377,662)	(5,156,706)	(535,268)	(8,763,869)
Class C	(92,938)	(1,250,885)	(147,002)	(2,389,385)
Class R	(6,593)	(90,197)	(19,843)	(327,620)
Class Y	(362,407)	(5,113,612)	(1,881,136)	(29,918,425)
Class R6	(2,856)	(39,363)	(1,168)	(19,620)
Net increase (decrease) in share activity	(215,405)	$ (3,386,370)	1,242,536	$ 23,479,901

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
16	Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,085.70	$5.27	$ 1,019.74	$ 5.11	1.02%
Class C	1,000.00	1,081.90	9.14	1,016.02	8.85	1.77
Class R	1,000.00	1,083.80	6.56	1,018.50	6.36	1.27
Class Y	1,000.00	1,087.20	3.98	1,020.98	3.86	0.77
Class R5	1,000.00	1,087.20	3.98	1,020.98	3.86	0.77
Class R6	1,000.00	1,087.20	3.98	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco Global Opportunities Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Global Responsibility Equity Fund
Nasdaq:
A: VSQAX ■ C: VSQCX ■ R: VSQRX ■ Y: VSQYX ■ R5: VSQFX ■ R6: VSQSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	4.27%
Class C Shares	3.80
Class R Shares	4.13
Class Y Shares	4.41
Class R5 Shares	4.41
Class R6 Shares	4.41
MSCI World Index▼ (Broad Market/Style-Specific Index)	8.83
Lipper Global Multi-Cap Core Funds Index■ (Peer Group Index)	8.13
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Global Responsibility Equity Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (7/1/16)	6.33%
1 Year	–8.35
Class C Shares
Inception (7/1/16)	7.62%
1 Year	–4.76
Class R Shares
Inception (7/1/16)	8.17%
1 Year	–3.30
Class Y Shares
Inception (7/1/16)	8.71%
1 Year	–2.84
Class R5 Shares
Inception (7/1/16)	8.71%
1 Year	–2.84
Class R6 Shares
Inception (7/1/16)	8.71%
1 Year	–2.84
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.40%, 4.15%, 3.65%, 3.15%, 2.93% and 2.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (7/1/16)	5.21%
1 Year	–11.16
Class C Shares
Inception (7/1/16)	6.55%
1 Year	–7.66
Class R Shares
Inception (7/1/16)	7.08%
1 Year	–6.32
Class Y Shares
Inception (7/1/16)	7.64%
1 Year	–5.79
Class R5 Shares
Inception (7/1/16)	7.64%
1 Year	–5.79
Class R6 Shares
Inception (7/1/16)	7.64%
1 Year	–5.79
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco Global Responsibility Equity Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Global Responsibility Equity Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.42%
Canada–5.31%
CGI, Inc., Class A(a)	3,014	$ 216,944
Gildan Activewear, Inc.	2,330	85,916
Manulife Financial Corp.	5,169	95,185
Toronto-Dominion Bank (The)	1,142	65,143
		463,188
China–1.88%
Yangzijiang Shipbuilding Holdings Ltd.	142,457	164,442
Denmark–2.48%
Vestas Wind Systems A/S	2,384	216,031
France–7.55%
Kering S.A.	378	223,430
L’Oreal S.A.	854	234,768
Peugeot S.A.	7,655	200,565
		658,763
Germany–0.57%
HOCHTIEF AG	332	49,526
Japan–9.70%
AGC, Inc.	5,700	194,253
Dai Nippon Printing Co., Ltd.	9,500	225,344
Konica Minolta, Inc.	18,900	189,008
Nippon Telegraph & Telephone Corp.	500	20,760
NTT DOCOMO, Inc.	1,300	28,212
Sumitomo Chemical Co., Ltd.	3,500	17,426
Toppan Printing Co., Ltd.	10,600	172,033
		847,036
Jordan–2.20%
Hikma Pharmaceuticals PLC	8,337	192,412
Netherlands–0.21%
Wolters Kluwer N.V.	261	18,231
Sweden–3.11%
Boliden AB	1,543	46,014
Sandvik AB	12,195	225,547
		271,561
Switzerland–2.87%
Roche Holding AG	248	65,374
Roche Holding AG	709	185,504
		250,878
United Kingdom–5.07%
Auto Trader Group PLC, REGS(b)	3,957	29,174
Coca-Cola European Partners PLC	837	44,855
GlaxoSmithKline PLC	8,509	174,580
Shares		Value
United Kingdom–(continued)
Pearson PLC	15,627	$ 169,175
Tate & Lyle PLC	2,439	24,449
		442,233
United States–56.47%
AbbVie, Inc.	2,048	162,591
Aflac, Inc.	4,308	217,037
Allergan PLC	586	86,142
Ally Financial, Inc.	4,309	128,020
Athene Holding Ltd., Class A(a)	4,946	223,361
Biogen, Inc.(a)	843	193,249
Broadcom, Inc.	89	28,338
Cadence Design Systems, Inc.(a)	784	54,394
Capital One Financial Corp.	2,156	200,141
CF Industries Holdings, Inc.	4,804	215,123
Citrix Systems, Inc.	2,053	207,271
Discovery, Inc., Class C(a)	1,943	55,881
Fifth Third Bancorp	6,562	189,117
Foot Locker, Inc.	787	45,024
Fortinet, Inc.(a)	684	63,899
General Motors Co.	1,669	65,008
Gilead Sciences, Inc.	1,792	116,552
HCA Healthcare, Inc.	1,541	196,061
Herbalife Nutrition Ltd.(a)	534	28,222
Host Hotels & Resorts, Inc.	6,718	129,254
HP, Inc.	8,999	179,530
Intel Corp.	4,379	223,504
Kohl’s Corp.	2,553	181,518
LyondellBasell Industries N.V., Class A	1,488	131,286
Mallinckrodt PLC(a)	1,148	17,748
Mondelez International, Inc., Class A	3,802	193,332
NetApp, Inc.	238	17,338
New York Community Bancorp, Inc.	4,230	49,195
Oracle Corp.	4,326	239,358
Procter & Gamble Co. (The)	2,522	268,543
Santander Consumer USA Holdings, Inc.	9,477	202,334
Simon Property Group, Inc.	328	56,974
TEGNA, Inc.	4,668	74,315
VF Corp.	2,305	217,615
Voya Financial, Inc.	978	53,682
Xerox Corp.	6,525	217,674
		4,928,631
Total Common Stocks & Other Equity Interests (Cost $8,247,599)		8,502,932
Money Market Funds–3.22%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(c)	98,305	98,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Responsibility Equity Fund

Shares		Value
Money Market Funds (continued)–3.22%
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(c)	70,197	$ 70,218
Invesco Treasury Portfolio, Institutional Class, 2.32%(c)	112,348	112,348
Total Money Market Funds (Cost $280,871)		280,871
TOTAL INVESTMENTS IN SECURITIES—100.64% (Cost $8,528,470)		8,783,803
OTHER ASSETS LESS LIABILITIES–(0.64)%		(55,437)
NET ASSETS–100.00%		$ 8,728,366
Investment Abbreviations:
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2019 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Information Technology	18.75%
Financials	16.32
Health Care	15.92
Industrials	14.50
Consumer Discretionary	11.68
Consumer Staples	9.10
Materials	4.69
Communication Services	4.33
Real Estate	2.13
Money Market Funds Plus Other Assets Less Liabilities	2.58
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Responsibility Equity Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $8,247,599)	$8,502,932
Investments in affiliated money market funds, at value (Cost $280,871)	280,871
Foreign currencies, at value (Cost $3,660)	3,671
Receivable for:
Fund shares sold	4,369
Fund expenses absorbed	16,967
Dividends	27,550
Investment for trustee deferred compensation and retirement plans	8,639
Other assets	16,589
Total assets	8,861,588
Liabilities:
Payable for:
Investments purchased	24,397
Fund shares reacquired	21,161
Amount due custodian	27,885
Accrued fees to affiliates	2,833
Accrued trustees’ and officers’ fees and benefits	1,517
Accrued other operating expenses	46,790
Trustee deferred compensation and retirement plans	8,639
Total liabilities	133,222
Net assets applicable to shares outstanding	$ 8,728,366
Net assets consist of:
Shares of beneficial interest	$8,710,461
Distributable earnings	17,905
$ 8,728,366
Net Assets:
Class A	$1,357,223
Class C	$ 195,459
Class R	$ 33,556
Class Y	$ 507,490
Class R5	$ 19,980
Class R6	$ 6,614,658
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	113,613
Class C	16,450
Class R	2,816
Class Y	42,366
Class R5	1,668
Class R6	552,234
Class A:
Net asset value per share	$ 11.95
Maximum offering price per share (Net asset value of $11.95 ÷ 94.50%)	$ 12.65
Class C:
Net asset value and offering price per share	$ 11.88
Class R:
Net asset value and offering price per share	$ 11.92
Class Y:
Net asset value and offering price per share	$ 11.98
Class R5:
Net asset value and offering price per share	$ 11.98
Class R6:
Net asset value and offering price per share	$ 11.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Responsibility Equity Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $5,233)	$ 100,099
Dividends from affiliated money market funds	1,414
Total investment income	101,513
Expenses:
Advisory fees	27,548
Administrative services fees	8,754
Custodian fees	1,467
Distribution fees:
Class A	1,604
Class C	733
Class R	76
Transfer agent fees — A, C, R and Y	4,266
Transfer agent fees — R5	5
Transfer agent fees — R6	562
Trustees’ and officers’ fees and benefits	11,182
Registration and filing fees	41,005
Reports to shareholders	6,675
Professional services fees	24,953
Other	8,250
Total expenses	137,080
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(109,309)
Net expenses	27,771
Net investment income	73,742
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(278,930)
Foreign currencies	622
(278,308)
Change in net unrealized appreciation (depreciation) of:
Investment securities	567,721
Foreign currencies	(196)
567,525
Net realized and unrealized gain	289,217
Net increase in net assets resulting from operations	$ 362,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Global Responsibility Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 73,742	$ 135,638
Net realized gain (loss)	(278,308)	82,926
Change in net unrealized appreciation (depreciation)	567,525	(863,772)
Net increase (decrease) in net assets resulting from operations	362,959	(645,208)
Distributions to shareholders from distributable earnings:
Class A	(31,300)	(28,098)
Class C	(1,883)	(4,917)
Class R	(686)	(456)
Class Y	(11,925)	(7,003)
Class R5	(508)	(762)
Class R6	(178,904)	(201,557)
Total distributions to shareholders from distributable earnings	(225,206)	(242,793)
Share transactions–net:
Class A	(54,457)	981,452
Class C	24,919	60,145
Class R	1,369	21,621
Class Y	52,705	300,117
Class R5	428	551
Class R6	(358,422)	2,636,230
Net increase (decrease) in net assets resulting from share transactions	(333,458)	4,000,116
Net increase (decrease) in net assets	(195,705)	3,112,115
Net assets:
Beginning of period	8,924,071	5,811,956
End of period	$ 8,728,366	$8,924,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Global Responsibility Equity Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 11.76	$0.09	$ 0.38	$ 0.47	$ (0.18)	$ (0.10)	$(0.28)	$ 11.95	4.27%	$1,357	0.85% (d)	3.76% (d)	1.55% (d)	44%
Year ended 10/31/18	12.91	0.17	(0.85)	(0.68)	(0.09)	(0.38)	(0.47)	11.76	(5.55)	1,387	0.84	3.94	1.33	89
Year ended 10/31/17	10.45	0.14	2.39	2.53	(0.06)	(0.01)	(0.07)	12.91	24.36	531	0.84	9.90	1.16	69
Year ended 10/31/16(e)	10.17	0.04	0.24	0.28	—	—	—	10.45	2.75	46	0.84 (f)	31.57 (f)	1.13 (f)	18
Class C
Six months ended 04/30/19	11.63	0.05	0.37	0.42	(0.07)	(0.10)	(0.17)	11.88	3.80	195	1.60 (d)	4.51 (d)	0.80 (d)	44
Year ended 10/31/18	12.83	0.07	(0.84)	(0.77)	(0.05)	(0.38)	(0.43)	11.63	(6.27)	166	1.59	4.69	0.58	89
Year ended 10/31/17	10.42	0.05	2.39	2.44	(0.02)	(0.01)	(0.03)	12.83	23.49	124	1.59	10.65	0.41	69
Year ended 10/31/16(e)	10.17	0.01	0.24	0.25	—	—	—	10.42	2.46	10	1.59 (f)	32.32 (f)	0.38 (f)	18
Class R
Six months ended 04/30/19	11.71	0.07	0.39	0.46	(0.15)	(0.10)	(0.25)	11.92	4.13	34	1.10 (d)	4.01 (d)	1.30 (d)	44
Year ended 10/31/18	12.88	0.14	(0.85)	(0.71)	(0.08)	(0.38)	(0.46)	11.71	(5.82)	32	1.09	4.19	1.08	89
Year ended 10/31/17	10.44	0.11	2.39	2.50	(0.05)	(0.01)	(0.06)	12.88	24.04	13	1.09	10.15	0.91	69
Year ended 10/31/16(e)	10.17	0.03	0.24	0.27	—	—	—	10.44	2.65	10	1.09 (f)	31.82 (f)	0.88 (f)	18
Class Y
Six months ended 04/30/19	11.80	0.10	0.39	0.49	(0.21)	(0.10)	(0.31)	11.98	4.41	507	0.60 (d)	3.51 (d)	1.80 (d)	44
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	446	0.59	3.69	1.58	89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	189	0.59	9.65	1.41	69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	42	0.59 (f)	31.32 (f)	1.38 (f)	18
Class R5
Six months ended 04/30/19	11.80	0.10	0.39	0.49	(0.21)	(0.10)	(0.31)	11.98	4.41	20	0.60 (d)	3.12 (d)	1.80 (d)	44
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	19	0.59	3.47	1.58	89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	21	0.59	9.28	1.41	69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	10	0.59 (f)	29.53 (f)	1.38 (f)	18
Class R6
Six months ended 04/30/19	11.80	0.10	0.39	0.49	(0.21)	(0.10)	(0.31)	11.98	4.41	6,615	0.60 (d)	3.08 (d)	1.80 (d)	44
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	6,875	0.59	3.42	1.58	89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	4,935	0.59	9.28	1.41	69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	1,353	0.59 (f)	29.53 (f)	1.38 (f)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,294, $148, $31, $457, $19 and $6,598 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of July 1, 2016.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Global Responsibility Equity Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Responsibility Equity Fund, formerly Invesco International Companies Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Global Responsibility Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Global Responsibility Equity Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $25 million	0.65%
Over $25 million	0.60%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 29, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60%, and 0.60%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $27,548, reimbursed fund level expenses of $76,928 and reimbursed class level expenses of $2,794, $319, $67, $987, $5 and $562 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to
13	Invesco Global Responsibility Equity Fund

the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$ 463,188	$ —	$—	$ 463,188
China	164,442	—	—	164,442
Denmark	—	216,031	—	216,031
France	658,763	—	—	658,763
Germany	49,526	—	—	49,526
Japan	189,008	658,028	—	847,036
Jordan	—	192,412	—	192,412
Netherlands	—	18,231	—	18,231
Sweden	225,547	46,014	—	271,561
Switzerland	250,878	—	—	250,878
United Kingdom	417,784	24,449	—	442,233
United States	4,928,631	—	—	4,928,631
Money Market Funds	280,871	—	—	280,871
Total Investments	$ 7,628,638	$1,155,165	$—	$8,783,803
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $99.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by
14	Invesco Global Responsibility Equity Fund

the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $3,709,593 and $4,177,374, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 513,825
Aggregate unrealized (depreciation) of investments	(259,736)
Net unrealized appreciation of investments	$ 254,089
Cost of investments for tax purposes is $8,529,714.
15	Invesco Global Responsibility Equity Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	21,416	$ 245,730	136,784	$ 1,752,916
Class C	6,027	69,056	10,002	128,684
Class R	458	5,235	1,708	21,670
Class Y	5,688	65,940	24,844	322,596
Class R5	24	275	51	652
Class R6	28,081	318,689	304,351	3,962,308
Issued as reinvestment of dividends:
Class A	2,680	29,293	1,856	23,602
Class C	157	1,708	354	4,485
Class R	39	434	—	—
Class Y	932	10,198	377	4,801
Class R5	18	197	22	283
Class R6	13,799	150,958	12,429	158,466
Automatic conversion of Class C shares to Class A shares:
Class A	144	1,638	-	-
Class C	(145)	(1,638)	-	-
Reacquired:
Class A	(28,544)	(331,118)	(61,824)	(795,066)
Class C	(3,847)	(44,207)	(5,736)	(73,024)
Class R	(386)	(4,300)	(4)	(49)
Class Y	(2,002)	(23,433)	(2,107)	(27,280)
Class R5	(4)	(44)	(29)	(384)
Class R6	(72,054)	(828,069)	(115,850)	(1,484,544)
Net increase (decrease) in share activity	(27,519)	$(333,458)	307,228	$ 4,000,116

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
16	Invesco Global Responsibility Equity Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,042.70	$4.31	$1,020.58	$4.26	0.85%
Class C	1,000.00	1,038.00	8.08	1,016.86	8.00	1.60
Class R	1,000.00	1,041.30	5.57	1,019.34	5.51	1.10
Class Y	1,000.00	1,044.10	3.04	1,021.82	3.01	0.60
Class R5	1,000.00	1,044.10	3.04	1,021.82	3.01	0.60
Class R6	1,000.00	1,044.10	3.04	1,021.82	3.01	0.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco Global Responsibility Equity Fund

18

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ■ C: AGACX ■ Y: AGAYX ■ R5: GAIIX ■ R6: AGSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	6.94%
Class C Shares	6.57
Class Y Shares	7.09
Class R5 Shares	7.09
Class R6 Shares	7.14
MSCI All Country World Small Mid Cap Index▼ (Broad Market Index)	8.52
MSCI All Country World Small Mid Cap Growth Index▼ (Style-Specific Index)	10.31
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	7.48
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI All Country World Small Mid Cap Index is an unmanaged index designed to measure small and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI All Country World Small Mid Cap Growth Index is an unmanaged index designed to measure small and mid-cap growth stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	7.70%
10 Years	9.93
5 Years	2.75
1 Year	–4.76
Class C Shares
Inception (8/4/97)	5.66%
10 Years	9.73
5 Years	3.15
1 Year	–0.76
Class Y Shares
Inception (10/3/08)	8.57%
10 Years	10.82
5 Years	4.18
1 Year	1.07
Class R5 Shares
Inception (9/28/07)	3.90%
10 Years	11.02
5 Years	4.29
1 Year	1.18
Class R6 Shares
10 Years	10.65%
5 Years	4.10
1 Year	1.23
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.11%, 1.02% and 0.94%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	7.60%
10 Years	11.04
5 Years	2.42
1 Year	–7.45
Class C Shares
Inception (8/4/97)	5.54%
10 Years	10.85
5 Years	2.81
1 Year	–3.64
Class Y Shares
Inception (10/3/08)	8.33%
10 Years	11.95
5 Years	3.84
1 Year	–1.79
Class R5 Shares
Inception (9/28/07)	3.66%
10 Years	12.15
5 Years	3.94
1 Year	–1.76
Class R6 Shares
10 Years	11.76%
5 Years	3.75
1 Year	–1.66
of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.37%, 2.12%, 1.12%, 1.03% and 0.95%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.97%
Australia–0.75%
Computershare Ltd.	268,594	$ 3,376,028
Brazil–4.08%
B3 S.A.–Brasil, Bolsa, Balcao	1,051,400	9,237,390
Kroton Educacional S.A.	1,129,401	2,808,309
Multiplan Empreendimentos Imobiliarios S.A.	509,571	3,113,749
Raia Drogasil S.A.	182,700	3,221,514
		18,380,962
Canada–7.74%
Celestica, Inc.(a)	612,119	4,363,467
Fairfax Financial Holdings Ltd.	20,671	9,857,646
Onex Corp.	167,223	9,699,858
Open Text Corp.	133,620	5,136,545
Peyto Exploration & Development Corp.	634,158	2,863,817
Trican Well Service Ltd.(a)	2,802,736	2,949,808
		34,871,141
China–2.45%
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,004,087	8,278,966
Lee & Man Paper Manufacturing Ltd.	3,411,000	2,765,394
		11,044,360
Colombia–0.61%
Gran Tierra Energy, Inc.(a)	1,149,433	2,762,689
France–2.38%
Bollore S.A.	1,559,165	7,429,171
Societe BIC S.A.	38,200	3,292,649
		10,721,820
Germany–6.63%
Deutsche Boerse AG	82,208	10,956,794
MorphoSys AG(a)	122,264	12,122,413
MTU Aero Engines AG	28,900	6,797,270
		29,876,477
Hong Kong–2.32%
Hongkong Land Holdings Ltd.	1,497,100	10,434,787
Hungary–1.16%
Gedeon Richter PLC	263,789	5,219,789
Ireland–1.44%
Origin Enterprises PLC	1,050,254	6,490,590
Israel–0.77%
Israel Discount Bank Ltd., Class A	883,976	3,448,604
Shares		Value
Japan–1.73%
Nabtesco Corp.	254,500	$ 7,807,331
Mexico–1.67%
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	740,300	7,527,277
Romania–1.27%
Fondul Proprietatea S.A.	24,772,980	5,718,626
Switzerland–0.66%
Tecan Group AG, Class R	13,247	2,992,480
Turkey–2.72%
Haci Omer Sabanci Holding A.S.	3,681,128	4,750,320
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,514,152
		12,264,472
United Kingdom–16.79%
DCC PLC	269,908	24,132,886
HomeServe PLC	844,066	11,942,186
IG Group Holdings PLC	901,552	6,006,750
Informa PLC	774,915	7,885,896
John Wood Group PLC	555,487	3,399,445
Jupiter Fund Management PLC	958,750	4,698,373
Micro Focus International PLC	86,372	2,191,204
Savills PLC	689,358	8,108,286
Standard Life Aberdeen PLC	52,490	190,899
Ultra Electronics Holdings PLC	341,249	7,084,221
		75,640,146
United States–37.80%
Amphenol Corp., Class A	36,167	3,600,787
Assurant, Inc.	27,644	2,626,180
Autodesk, Inc.(a)	20,419	3,638,870
BioMarin Pharmaceutical, Inc.(a)	30,915	2,644,160
Black Knight, Inc.(a)	65,438	3,692,012
Bright Horizons Family Solutions, Inc.(a)	20,864	2,673,722
Burlington Stores, Inc.(a)	27,763	4,689,448
Centene Corp.(a)	47,879	2,468,641
Cheniere Energy, Inc.(a)	77,978	5,017,884
Church & Dwight Co., Inc.	41,102	3,080,595
CoStar Group, Inc.(a)	14,181	7,037,321
DexCom, Inc.(a)	19,013	2,301,904
Diamondback Energy, Inc.	15,384	1,636,704
Dollar General Corp.	23,597	2,975,346
Domino’s Pizza, Inc.	8,658	2,342,682
E*TRADE Financial Corp.	47,113	2,386,745
Etsy, Inc.(a)	54,015	3,648,173
Fidelity National Information Services, Inc.	40,754	4,724,611
FLIR Systems, Inc.	74,674	3,953,242
Fortive Corp.	27,599	2,382,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Small & Mid Cap Growth Fund

Shares		Value
United States–(continued)
GoDaddy, Inc., Class A(a)	45,618	$ 3,717,867
Graco, Inc.	26,354	1,350,642
Grand Canyon Education, Inc.(a)	20,091	2,328,346
Guidewire Software, Inc.(a)	39,031	4,156,801
Humana, Inc.	3,500	893,935
Ingersoll-Rand PLC	24,471	3,000,389
KAR Auction Services, Inc.	36,870	2,082,418
KLA-Tencor Corp.	24,874	3,170,938
Live Nation Entertainment, Inc.(a)	61,880	4,043,239
Microchip Technology, Inc.	23,771	2,374,485
Nasdaq, Inc.	34,903	3,218,057
Neurocrine Biosciences, Inc.(a)	20,493	1,480,414
New Relic, Inc.(a)	32,267	3,395,779
Palo Alto Networks, Inc.(a)	11,815	2,939,926
Penumbra, Inc.(a)	25,690	3,455,305
Republic Services, Inc.	64,968	5,380,650
Roper Technologies, Inc.	11,093	3,990,152
Royal Caribbean Cruises Ltd.	28,403	3,435,059
SBA Communications Corp., Class A(a)	19,117	3,894,706
ServiceMaster Global Holdings, Inc.(a)	109,834	5,385,161
ServiceNow, Inc.(a)	21,814	5,922,719
Sherwin-Williams Co. (The)	10,588	4,815,740
SVB Financial Group(a)	9,336	2,350,058
Synopsys, Inc.(a)	24,791	3,001,694
Shares		Value
United States–(continued)
Tableau Software, Inc., Class A(a)	22,986	$ 2,799,925
Take-Two Interactive Software, Inc.(a)	27,712	2,683,353
TD Ameritrade Holding Corp.	49,858	2,621,534
TransDigm Group, Inc.(a)	8,426	4,065,714
Tyler Technologies, Inc.(a)	12,800	2,968,448
United Rentals, Inc.(a)	8,109	1,142,720
Zendesk, Inc.(a)	26,380	2,315,636
Zoetis, Inc.	43,429	4,422,809
		170,326,544
Total Common Stocks & Other Equity Interests (Cost $304,703,007)		418,904,123
Money Market Funds–5.81%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(b)	9,162,909	9,162,909
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	6,542,970	6,544,933
Invesco Treasury Portfolio, Institutional Class, 2.32%(b)	10,471,895	10,471,895
Total Money Market Funds (Cost $26,178,665)		26,179,737
TOTAL INVESTMENTS IN SECURITIES—98.78% (Cost $330,881,672)		445,083,860
OTHER ASSETS LESS LIABILITIES–1.22%		5,493,950
NET ASSETS–100.00%		$450,577,810
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Industrials	23.62%
Financials	17.24
Information Technology	15.87
Health Care	8.44
Consumer Discretionary	6.72
Energy	5.80
Real Estate	5.67
Consumer Staples	4.68
Communication Services	3.25
Materials	1.68
Money Market Funds Plus Other Assets Less Liabilities	7.03
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $304,703,007)	$418,904,123
Investments in affiliated money market funds, at value (Cost $26,178,665)	26,179,737
Foreign currencies, at value (Cost $1,124,947)	1,139,606
Receivable for:
Investments sold	3,587,742
Fund shares sold	23,472
Dividends	1,691,988
Investment for trustee deferred compensation and retirement plans	209,980
Other assets	33,877
Total assets	451,770,525
Liabilities:
Payable for:
Fund shares reacquired	294,552
Amount due custodian	291,405
Accrued fees to affiliates	250,860
Accrued trustees’ and officers’ fees and benefits	1,959
Accrued other operating expenses	128,070
Trustee deferred compensation and retirement plans	225,869
Total liabilities	1,192,715
Net assets applicable to shares outstanding	$450,577,810
Net assets consist of:
Shares of beneficial interest	$318,423,758
Distributable earnings	132,154,052
$450,577,810
Net Assets:
Class A	$ 418,371,600
Class C	$ 11,576,798
Class Y	$ 16,217,952
Class R5	$ 3,139,071
Class R6	$ 1,272,389
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,052,310
Class C	844,510
Class Y	930,992
Class R5	182,067
Class R6	73,800
Class A:
Net asset value per share	$ 17.39
Maximum offering price per share (Net asset value of $17.39 ÷ 94.50%)	$ 18.40
Class C:
Net asset value and offering price per share	$ 13.71
Class Y:
Net asset value and offering price per share	$ 17.42
Class R5:
Net asset value and offering price per share	$ 17.24
Class R6:
Net asset value and offering price per share	$ 17.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Small & Mid Cap Growth Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $286,531)	$ 5,243,287
Dividends from affiliated money market funds	219,006
Total investment income	5,462,293
Expenses:
Advisory fees	1,729,904
Administrative services fees	40,822
Custodian fees	7,207
Distribution fees:
Class A	502,958
Class C	73,632
Transfer agent fees — A, C and Y	460,987
Transfer agent fees — R5	1,512
Transfer agent fees — R6	275
Trustees’ and officers’ fees and benefits	14,471
Registration and filing fees	38,677
Reports to shareholders	18,127
Professional services fees	13,732
Other	7,251
Total expenses	2,909,555
Less: Fees waived and expense offset arrangement(s)	(17,264)
Net expenses	2,892,291
Net investment income	2,570,002
Realized and unrealized gain from:
Net realized gain from:
Investment securities	17,485,217
Foreign currencies	87,967
17,573,184
Change in net unrealized appreciation of:
Investment securities	8,880,859
Foreign currencies	59,410
8,940,269
Net realized and unrealized gain	26,513,453
Net increase in net assets resulting from operations	$29,083,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 2,570,002	$ 3,237,307
Net realized gain	17,573,184	43,423,996
Change in net unrealized appreciation (depreciation)	8,940,269	(72,586,793)
Net increase (decrease) in net assets resulting from operations	29,083,455	(25,925,490)
Distributions to shareholders from distributable earnings:
Class A	(41,779,979)	(37,777,828)
Class B	—	(143,470)
Class C	(2,255,910)	(2,109,471)
Class Y	(1,719,347)	(1,896,354)
Class R5	(314,467)	(380,134)
Class R6	(136,236)	(26,168)
Total distributions to shareholders from distributable earnings	(46,205,939)	(42,333,425)
Share transactions–net:
Class A	19,205,911	(8,564,631)
Class B	—	(1,778,538)
Class C	(6,187,613)	(1,406,804)
Class Y	232,036	(3,246,144)
Class R5	(658,076)	(9,305,118)
Class R6	78,436	1,122,760
Net increase (decrease) in net assets resulting from share transactions	12,670,694	(23,178,475)
Net increase (decrease) in net assets	(4,451,790)	(91,437,390)
Net assets:
Beginning of period	455,029,600	546,466,990
End of period	$450,577,810	$455,029,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Global Small & Mid Cap Growth Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$18.24	$ 0.10	$ 0.92	$ 1.02	$ (0.10)	$ (1.77)	$ (1.87)	$ 17.39	6.94%	$418,372	1.32% (d)	1.32% (d)	1.18% (d)	9%
Year ended 10/31/18	20.95	0.13	(1.18)	(1.05)	(0.25)	(1.41)	(1.66)	18.24	(5.51)	414,005	1.35	1.36	0.64	33
Year ended 10/31/17	17.52	0.12	3.46	3.58	(0.12)	(0.03)	(0.15)	20.95	20.63	484,101	1.39	1.40	0.65	25
Year ended 10/31/16	18.55	0.12	0.03	0.15	(0.10)	(1.08)	(1.18)	17.52	0.98	451,433	1.35	1.36	0.69	22
Year ended 10/31/15	21.59	0.13	(0.64)	(0.51)	(0.12)	(2.41)	(2.53)	18.55	(2.28)	504,020	1.35	1.36	0.69	25
Year ended 10/31/14	22.11	0.12	1.40	1.52	(0.18)	(1.86)	(2.04)	21.59	7.69	557,238	1.35	1.36	0.54	18
Class C
Six months ended 04/30/19	14.74	0.03	0.71	0.74	—	(1.77)	(1.77)	13.71	6.57	11,577	2.07 (d)	2.07 (d)	0.43 (d)	9
Year ended 10/31/18	17.24	(0.02)	(0.96)	(0.98)	(0.11)	(1.41)	(1.52)	14.74	(6.25)	19,248	2.10	2.11	(0.11)	33
Year ended 10/31/17	14.42	(0.01)	2.86	2.85	(0.00)	(0.03)	(0.03)	17.24	19.80	24,011	2.14	2.15	(0.10)	25
Year ended 10/31/16	15.49	(0.01)	0.02	0.01	—	(1.08)	(1.08)	14.42	0.21	23,628	2.10	2.11	(0.06)	22
Year ended 10/31/15	18.46	(0.01)	(0.55)	(0.56)	—	(2.41)	(2.41)	15.49	(3.01)	27,880	2.10	2.11	(0.06)	25
Year ended 10/31/14	19.19	(0.04)	1.21	1.17	(0.04)	(1.86)	(1.90)	18.46	6.92	30,069	2.10	2.11	(0.21)	18
Class Y
Six months ended 04/30/19	18.30	0.12	0.92	1.04	(0.15)	(1.77)	(1.92)	17.42	7.09	16,218	1.07 (d)	1.07 (d)	1.43 (d)	9
Year ended 10/31/18	21.02	0.18	(1.20)	(1.02)	(0.29)	(1.41)	(1.70)	18.30	(5.29)	16,634	1.10	1.11	0.89	33
Year ended 10/31/17	17.58	0.17	3.47	3.64	(0.17)	(0.03)	(0.20)	21.02	20.93	22,551	1.14	1.15	0.90	25
Year ended 10/31/16	18.61	0.16	0.04	0.20	(0.15)	(1.08)	(1.23)	17.58	1.27	15,847	1.10	1.11	0.94	22
Year ended 10/31/15	21.66	0.18	(0.65)	(0.47)	(0.17)	(2.41)	(2.58)	18.61	(2.04)	16,721	1.10	1.11	0.94	25
Year ended 10/31/14	22.18	0.17	1.40	1.57	(0.23)	(1.86)	(2.09)	21.66	7.94	17,830	1.10	1.11	0.79	18
Class R5
Six months ended 04/30/19	18.15	0.13	0.90	1.03	(0.17)	(1.77)	(1.94)	17.24	7.09	3,139	0.96 (d)	0.96 (d)	1.54 (d)	9
Year ended 10/31/18	20.87	0.19	(1.18)	(0.99)	(0.32)	(1.41)	(1.73)	18.15	(5.20)	3,895	1.01	1.02	0.98	33
Year ended 10/31/17	17.45	0.19	3.45	3.64	(0.19)	(0.03)	(0.22)	20.87	21.14	13,688	1.01	1.02	1.03	25
Year ended 10/31/16	18.50	0.18	0.02	0.20	(0.17)	(1.08)	(1.25)	17.45	1.31	12,873	0.97	0.98	1.07	22
Year ended 10/31/15	21.55	0.21	(0.65)	(0.44)	(0.20)	(2.41)	(2.61)	18.50	(1.88)	13,613	0.98	0.99	1.06	25
Year ended 10/31/14	22.08	0.20	1.39	1.59	(0.26)	(1.86)	(2.12)	21.55	8.10	12,980	0.96	0.97	0.93	18
Class R6
Six months ended 04/30/19	18.16	0.13	0.91	1.04	(0.19)	(1.77)	(1.96)	17.24	7.14	1,272	0.90 (d)	0.90 (d)	1.60 (d)	9
Year ended 10/31/18	20.88	0.21	(1.18)	(0.97)	(0.34)	(1.41)	(1.75)	18.16	(5.09)	1,248	0.93	0.94	1.06	33
Year ended 10/31/17(e)	18.54	0.14	2.20	2.34	—	—	—	20.88	12.62	311	0.89 (f)	0.90 (f)	1.15 (f)	25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $405,701, $14,848, $15,998, $3,050 and $1,233 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Global Small & Mid Cap Growth Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Small & Mid Cap Growth Fund, formerly Invesco International Companies Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Global Small & Mid Cap Growth Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Global Small & Mid Cap Growth Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.79%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $10,278.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the
13	Invesco Global Small & Mid Cap Growth Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $14,687 in front-end sales commissions from the sale of Class A shares and $73 and $364 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2019, the Fund incurred $129 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14	Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ 3,376,028	$ —	$—	$ 3,376,028
Brazil	18,380,962	—	—	18,380,962
Canada	34,871,141	—	—	34,871,141
China	11,044,360	—	—	11,044,360
Colombia	2,762,689	—	—	2,762,689
France	3,292,649	7,429,171	—	10,721,820
Germany	18,919,683	10,956,794	—	29,876,477
Hong Kong	10,434,787	—	—	10,434,787
Hungary	5,219,789	—	—	5,219,789
Ireland	6,490,590	—	—	6,490,590
Israel	—	3,448,604	—	3,448,604
Japan	—	7,807,331	—	7,807,331
Mexico	7,527,277	—	—	7,527,277
Romania	—	5,718,626	—	5,718,626
Switzerland	—	2,992,480	—	2,992,480
Turkey	12,264,472	—	—	12,264,472
United Kingdom	27,325,592	48,314,554	—	75,640,146
United States	170,326,544	—	—	170,326,544
Money Market Funds	26,179,737	—	—	26,179,737
Total Investments	$358,416,300	$ 86,667,560	$—	$445,083,860
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,986.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
15	Invesco Global Small & Mid Cap Growth Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $39,015,236 and $82,120,356, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 136,362,226
Aggregate unrealized (depreciation) of investments	(23,958,631)
Net unrealized appreciation of investments	$112,403,595
Cost of investments for tax purposes is $332,680,265.
16	Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	315,817	$ 5,236,607	779,663	$ 15,426,746
Class B(b)	—	—	365	6,314
Class C	61,532	810,821	131,787	2,112,476
Class Y	164,005	2,714,420	357,194	7,140,498
Class R5	36,827	611,283	23,211	457,682
Class R6	14,893	250,926	99,620	2,012,954
Issued as reinvestment of dividends:
Class A	2,592,171	39,919,434	1,863,859	36,158,861
Class B(b)	—	—	8,977	141,573
Class C	176,450	2,147,391	128,467	2,027,217
Class Y	99,292	1,530,100	85,486	1,660,142
Class R5	20,561	313,549	19,715	379,316
Class R6	8,532	130,024	1,311	25,222
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	81,204	1,680,113
Class B	—	—	(99,328)	(1,680,113)
Automatic conversion of Class C shares to Class A shares:
Class A	426,622	7,030,648	-	-
Class C	(540,193)	(7,030,648)	-	-
Reacquired:
Class A	(1,976,279)	(32,980,778)	(3,133,827)	(61,830,351)
Class B(b)	—	—	(14,807)	(246,312)
Class C	(158,930)	(2,115,177)	(347,630)	(5,546,497)
Class Y	(241,161)	(4,012,484)	(606,778)	(12,046,784)
Class R5	(89,969)	(1,582,908)	(484,138)	(10,142,116)
Class R6	(18,335)	(302,514)	(47,102)	(915,416)
Net increase (decrease) in share activity	891,835	$ 12,670,694	(1,152,751)	$(23,178,475)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
17	Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,069.40	$ 6.77	$1,018.25	$ 6.61	1.32%
Class C	1,000.00	1,065.70	10.60	1,014.53	10.34	2.07
Class Y	1,000.00	1,070.90	5.49	1,019.49	5.36	1.07
Class R5	1,000.00	1,070.90	4.93	1,020.03	4.81	0.96
Class R6	1,000.00	1,071.40	4.62	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18	Invesco Global Small & Mid Cap Growth Fund

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Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GSMG-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ■ C: IBVCX ■ R: IIBRX ■ Y: IBVYX ■ Investor: IIBCX ■ R5: IBVIX ■ R6: IBVFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
20	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	8.41%
Class C Shares	8.04
Class R Shares	8.29
Class Y Shares	8.57
Investor Class Shares	8.46
Class R5 Shares	8.58
Class R6 Shares	8.48
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	7.45
Lipper International Large-Cap Core Funds Index■ (Peer Group Index)	6.74
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	3.62%
10 Years	4.96
5 Years	0.42
1 Year	–14.01
Class C Shares
Inception (2/14/00)	2.03%
10 Years	4.76
5 Years	0.78
1 Year	–10.50
Class R Shares
Inception (11/24/03)	4.18%
10 Years	5.28
5 Years	1.27
1 Year	–9.26
Class Y Shares
Inception (10/3/08)	3.47%
10 Years	5.80
5 Years	1.79
1 Year	–8.85
Investor Class Shares
Inception (10/28/98)	3.40%
10 Years	5.54
5 Years	1.53
1 Year	–9.04
Class R5 Shares
Inception (4/30/04)	4.43%
10 Years	6.07
5 Years	1.92
1 Year	–8.82
Class R6 Shares
10 Years	5.83%
5 Years	1.91
1 Year	–8.84
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	3.43%
10 Years	5.84
5 Years	0.01
1 Year	–16.57
Class C Shares
Inception (2/14/00)	1.86%
10 Years	5.66
5 Years	0.41
1 Year	–13.17
Class R Shares
Inception (11/24/03)	3.97%
10 Years	6.20
5 Years	0.90
1 Year	–11.91
Class Y Shares
Inception (10/3/08)	3.16%
10 Years	6.71
5 Years	1.41
1 Year	–11.50
Investor Class Shares
Inception (10/28/98)	3.25%
10 Years	6.45
5 Years	1.15
1 Year	–11.68
Class R5 Shares
Inception (4/30/04)	4.21%
10 Years	6.98
5 Years	1.53
1 Year	–11.54
Class R6 Shares
10 Years	6.75%
5 Years	1.53
1 Year	–11.47
will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.67%, 2.42%, 1.92%, 1.42%, 1.67%, 1.20% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
3	Invesco International Core Equity Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco International Core Equity Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.81%
Argentina–0.52%
MercadoLibre, Inc.(a)	842	$ 407,646
Australia–6.84%
Ansell Ltd.	85,928	1,635,524
Brambles Ltd.	176,946	1,503,094
Rio Tinto plc	23,117	1,348,739
Woodside Petroleum Ltd.	35,413	883,490
		5,370,847
Belgium–0.96%
Umicore S.A.	19,443	755,739
Brazil–0.53%
Pagseguro Digital Ltd., Class A(a)	15,867	413,494
Canada–1.97%
Suncor Energy, Inc.	47,021	1,550,637
China–3.39%
Baidu, Inc., ADR(a)	9,138	1,519,010
China International Capital Corp. Ltd., REGS, Class H(b)	533,600	1,141,897
		2,660,907
Denmark–3.05%
AP Moller - Maersk A/S, Class B	773	1,007,084
Novo Nordisk A/S, Class B	28,307	1,384,242
		2,391,326
France–9.98%
Altran Technologies S.A.(c)	100,652	1,316,218
BNP Paribas S.A.	40,498	2,155,302
Cie Generale des Etablissements Michelin SCA	12,296	1,588,057
Dassault Systemes SE	3,462	549,503
Vivendi S.A.	76,782	2,231,679
		7,840,759
Germany–8.87%
Infineon Technologies AG	56,341	1,328,614
Muenchener Rueckversicherungs-Gesellschaft AG	3,670	919,288
SAP S.E.	19,144	2,456,909
Siemens AG	18,879	2,264,395
		6,969,206
Hong Kong–2.66%
AIA Group Ltd.	205,000	2,092,597
Ireland–3.00%
James Hardie Industries PLC	98,856	1,343,596
Shares		Value
Ireland–(continued)
Ryanair Holdings PLC, ADR(a)	13,066	$ 1,014,444
		2,358,040
Italy–3.78%
Enel S.p.A.	299,625	1,897,592
Prysmian S.p.A.	55,605	1,072,082
		2,969,674
Japan–22.20%
Asahi Group Holdings, Ltd.	56,000	2,419,913
FANUC Corp.	5,700	1,068,335
Hitachi, Ltd.	41,400	1,378,864
KDDI Corp.	84,300	1,927,014
Keisei Electric Railway Co., Ltd.	25,900	902,195
Komatsu Ltd.	68,893	1,792,371
Nissan Chemical Corp.	11,000	485,586
ORIX Corp.	140,500	1,976,819
Seven & i Holdings Co., Ltd.	37,100	1,285,236
Shima Seiki Manufacturing Ltd.	21,600	718,029
Shimano, Inc.	7,200	1,049,029
SoftBank Group Corp.	23,300	2,432,379
		17,435,770
Luxembourg–1.58%
ArcelorMittal	56,896	1,240,112
Netherlands–4.45%
Heineken N.V.	15,301	1,654,162
ING Groep N.V.	144,220	1,836,915
		3,491,077
Singapore–1.45%
DBS Group Holdings Ltd.	54,760	1,137,394
Spain–1.92%
CaixaBank, S.A.	471,984	1,507,408
Sweden–0.75%
SSAB AB, Class B	180,864	585,424
Switzerland–8.42%
Alcon, Inc.(a)	4,922	286,460
Glencore PLC(a)	367,851	1,468,335
Lonza Group AG(a)	2,887	891,642
Novartis AG, ADR	27,934	2,297,013
UBS Group AG(a)	124,307	1,670,435
		6,613,885
United Kingdom–9.92%
Nomad Foods Ltd.(a)	85,200	1,772,160
Royal Dutch Shell PLC, Class A, ADR	49,048	3,116,020
St. James Place PLC	84,968	1,244,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco International Core Equity Fund

Shares		Value
United Kingdom–(continued)
Vodafone Group PLC, ADR	89,414	$ 1,655,947
		7,788,759
United States–3.57%
Carnival PLC	24,401	1,292,505
Chubb Ltd.	10,395	1,509,354
		2,801,859
Total Common Stocks & Other Equity Interests (Cost $81,414,521)		78,382,560
Money Market Funds–3.30%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(d)	1,556,716	1,556,716
Invesco Treasury Portfolio, Institutional Class, 2.32%(d)	1,037,811	1,037,811
Total Money Market Funds (Cost $2,594,527)		2,594,527
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-103.11% (Cost $84,009,048)		80,977,087
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(d)(e)	112,090	$ 112,090
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(d)(e)	38,280	38,280
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,370)		150,370
TOTAL INVESTMENTS IN SECURITIES—103.30% (Cost $84,159,418)		81,127,457
OTHER ASSETS LESS LIABILITIES–(3.30)%		(2,593,358)
NET ASSETS–100.00%		$78,534,099
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2019 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/14/2019	Citibank N.A.	USD	2,443,047	GBP	1,850,000	$(25,130)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco International Core Equity Fund

Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Financials	21.88%
Industrials	14.42
Communication Services	12.44
Information Technology	9.48
Materials	9.21
Consumer Staples	9.09
Health Care	8.27
Energy	7.07
Consumer Discretionary	5.53
Utilities	2.42
Money Market Funds Plus Other Assets Less Liabilities	0.19
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco International Core Equity Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $81,414,521)[1]	$78,382,560
Investments in affiliated money market funds, at value (Cost $2,744,897)	2,744,897
Foreign currencies, at value (Cost $158,786)	157,271
Receivable for:
Investments sold	1,090,063
Fund shares sold	2,765
Dividends	409,224
Investment for trustee deferred compensation and retirement plans	101,414
Other assets	43,794
Total assets	82,931,988
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	25,130
Payable for:
Fund shares reacquired	3,967,985
Amount due custodian	25,025
Collateral upon return of securities loaned	150,370
Accrued fees to affiliates	45,213
Accrued trustees’ and officers’ fees and benefits	1,588
Accrued other operating expenses	72,302
Trustee deferred compensation and retirement plans	110,276
Total liabilities	4,397,889
Net assets applicable to shares outstanding	$78,534,099
Net assets consist of:
Shares of beneficial interest	$81,559,235
Distributable earnings	(3,025,136)
$78,534,099
Net Assets:
Class A	$ 36,788,875
Class C	$ 3,023,959
Class R	$ 1,326,625
Class Y	$ 5,487,874
Investor Class	$ 9,343,038
Class R5	$ 3,236,402
Class R6	$19,327,326
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,493,405
Class C	293,356
Class R	125,478
Class Y	511,837
Investor Class	871,436
Class R5	309,750
Class R6	1,850,434
Class A:
Net asset value per share	$ 10.53
Maximum offering price per share (Net asset value of $10.53 ÷ 94.50%)	$ 11.14
Class C:
Net asset value and offering price per share	$ 10.31
Class R:
Net asset value and offering price per share	$ 10.57
Class Y:
Net asset value and offering price per share	$ 10.72
Investor Class:
Net asset value and offering price per share	$ 10.72
Class R5:
Net asset value and offering price per share	$ 10.45
Class R6:
Net asset value and offering price per share	$ 10.44

[1]	At April 30, 2019, securities with an aggregate value of $143,154 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco International Core Equity Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $123,205)	$ 1,226,349
Dividends from affiliated money market funds (includes securities lending income of $3,426)	10,587
Total investment income	1,236,936
Expenses:
Advisory fees	284,261
Administrative services fees	12,076
Custodian fees	7,683
Distribution fees:
Class A	42,450
Class C	21,367
Class R	3,423
Investor Class	11,041
Transfer agent fees — A, C, R, Y and Investor	84,368
Transfer agent fees — R5	67
Transfer agent fees — R6	334
Trustees’ and officers’ fees and benefits	11,693
Registration and filing fees	45,249
Reports to shareholders	11,675
Professional services fees	37,314
Other	10,000
Total expenses	583,001
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(175,659)
Net expenses	407,342
Net investment income	829,594
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(433,559)
Foreign currencies	17,249
Forward foreign currency contracts	82,494
(333,816)
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,541,591
Foreign currencies	(839)
Forward foreign currency contracts	(25,130)
6,515,622
Net realized and unrealized gain	6,181,806
Net increase in net assets resulting from operations	$7,011,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco International Core Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 829,594	$ 1,331,792
Net realized gain (loss)	(333,816)	4,667,581
Change in net unrealized appreciation (depreciation)	6,515,622	(17,061,626)
Net increase (decrease) in net assets resulting from operations	7,011,400	(11,062,253)
Distributions to shareholders from distributable earnings:
Class A	(2,650,679)	(611,127)
Class B	—	(1,757)
Class C	(419,998)	(65,031)
Class R	(103,364)	(26,544)
Class Y	(455,262)	(104,011)
Investor Class	(697,637)	(211,282)
Class R5	(249,749)	(60,620)
Class R6	(925,766)	(271,337)
Total distributions to shareholders from distributable earnings	(5,502,455)	(1,351,709)
Share transactions–net:
Class A	2,775,260	(1,063,400)
Class B	—	(270,639)
Class C	(2,783,792)	(1,325,937)
Class R	(97,989)	(568,145)
Class Y	(173,077)	508,652
Investor Class	280,050	(3,868,508)
Class R5	210,602	66,151
Class R6	6,229,935	(2,175,699)
Net increase (decrease) in net assets resulting from share transactions	6,440,989	(8,697,525)
Net increase (decrease) in net assets	7,949,934	(21,111,487)
Net assets:
Beginning of period	70,584,165	91,695,652
End of period	$78,534,099	$ 70,584,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco International Core Equity Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$10.59	$ 0.11	$ 0.67	$ 0.78	$ (0.15)	$(0.69)	$(0.84)	$10.53	8.41%	$ 36,789	1.12% (d)	1.68% (d)	2.14% (d)	23%
Year ended 10/31/18	12.43	0.19	(1.84)	(1.65)	(0.19)	—	(0.19)	10.59	(13.53)	33,798	1.12	1.67	1.54	73
Year ended 10/31/17	10.48	0.15	1.97	2.12	(0.17)	—	(0.17)	12.43	20.54	40,865	1.15	1.70	1.38	61
Year ended 10/31/16	10.73	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.48	(1.26)	35,406	1.41	1.61	1.18	37
Year ended 10/31/15	11.37	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.73	(0.19)	40,161	1.61	1.61	1.19	63
Year ended 10/31/14	11.45	0.15	(0.04)	0.11	(0.19)	—	(0.19)	11.37	1.04	40,132	1.59	1.59	1.34	109
Class C
Six months ended 04/30/19	10.31	0.07	0.67	0.74	(0.05)	(0.69)	(0.74)	10.31	8.04	3,024	1.87 (d)	2.43 (d)	1.39 (d)	23
Year ended 10/31/18	12.10	0.09	(1.79)	(1.70)	(0.09)	—	(0.09)	10.31	(14.14)	6,022	1.87	2.42	0.79	73
Year ended 10/31/17	10.20	0.07	1.92	1.99	(0.09)	—	(0.09)	12.10	19.64	8,476	1.90	2.45	0.63	61
Year ended 10/31/16	10.44	0.04	(0.26)	(0.22)	(0.02)	—	(0.02)	10.20	(2.06)	8,581	2.16	2.36	0.43	37
Year ended 10/31/15	11.08	0.05	(0.17)	(0.12)	(0.02)	(0.50)	(0.52)	10.44	(0.97)	10,067	2.36	2.36	0.44	63
Year ended 10/31/14	11.16	0.07	(0.04)	0.03	(0.11)	—	(0.11)	11.08	0.29	10,837	2.34	2.34	0.59	109
Class R
Six months ended 04/30/19	10.60	0.09	0.69	0.78	(0.12)	(0.69)	(0.81)	10.57	8.29	1,327	1.37 (d)	1.93 (d)	1.89 (d)	23
Year ended 10/31/18	12.44	0.16	(1.84)	(1.68)	(0.16)	—	(0.16)	10.60	(13.73)	1,414	1.37	1.92	1.29	73
Year ended 10/31/17	10.49	0.12	1.97	2.09	(0.14)	—	(0.14)	12.44	20.21	2,201	1.40	1.95	1.13	61
Year ended 10/31/16	10.74	0.09	(0.26)	(0.17)	(0.08)	—	(0.08)	10.49	(1.54)	2,180	1.66	1.86	0.93	37
Year ended 10/31/15	11.38	0.10	(0.17)	(0.07)	(0.07)	(0.50)	(0.57)	10.74	(0.45)	1,799	1.86	1.86	0.94	63
Year ended 10/31/14	11.47	0.13	(0.06)	0.07	(0.16)	—	(0.16)	11.38	0.70	1,862	1.84	1.84	1.09	109
Class Y
Six months ended 04/30/19	10.78	0.12	0.69	0.81	(0.18)	(0.69)	(0.87)	10.72	8.57	5,488	0.87 (d)	1.43 (d)	2.39 (d)	23
Year ended 10/31/18	12.65	0.22	(1.87)	(1.65)	(0.22)	—	(0.22)	10.78	(13.33)	5,738	0.87	1.42	1.79	73
Year ended 10/31/17	10.66	0.19	2.00	2.19	(0.20)	—	(0.20)	12.65	20.88	6,226	0.90	1.45	1.63	61
Year ended 10/31/16	10.92	0.15	(0.27)	(0.12)	(0.14)	—	(0.14)	10.66	(1.06)	3,431	1.16	1.36	1.43	37
Year ended 10/31/15	11.56	0.16	(0.17)	(0.01)	(0.13)	(0.50)	(0.63)	10.92	0.05	3,017	1.36	1.36	1.44	63
Year ended 10/31/14	11.65	0.19	(0.06)	0.13	(0.22)	—	(0.22)	11.56	1.20	1,574	1.34	1.34	1.59	109
Investor Class
Six months ended 04/30/19	10.76	0.11	0.69	0.80	(0.15)	(0.69)	(0.84)	10.72	8.46	9,343	1.12 (d)	1.68 (d)	2.14 (d)	23
Year ended 10/31/18	12.63	0.19	(1.87)	(1.68)	(0.19)	—	(0.19)	10.76	(13.55)	9,037	1.12	1.67	1.54	73
Year ended 10/31/17	10.65	0.16	1.99	2.15	(0.17)	—	(0.17)	12.63	20.50	14,503	1.15	1.70	1.38	61
Year ended 10/31/16	10.90	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.65	(1.24)	10,280	1.41	1.61	1.18	37
Year ended 10/31/15	11.54	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.90	(0.19)	11,707	1.61	1.61	1.19	63
Year ended 10/31/14	11.63	0.16	(0.06)	0.10	(0.19)	—	(0.19)	11.54	0.94	12,821	1.59	1.59	1.34	109
Class R5
Six months ended 04/30/19	10.53	0.12	0.67	0.79	(0.18)	(0.69)	(0.87)	10.45	8.58	3,236	0.87 (d)	1.11 (d)	2.39 (d)	23
Year ended 10/31/18	12.36	0.22	(1.83)	(1.61)	(0.22)	—	(0.22)	10.53	(13.32)	3,017	0.87	1.15	1.79	73
Year ended 10/31/17	10.44	0.18	1.95	2.13	(0.21)	—	(0.21)	12.36	20.82	3,474	0.90	1.15	1.63	61
Year ended 10/31/16	10.71	0.16	(0.26)	(0.10)	(0.17)	—	(0.17)	10.44	(0.83)	2,832	1.03	1.04	1.56	37
Year ended 10/31/15	11.35	0.19	(0.17)	0.02	(0.16)	(0.5)	(0.66)	10.71	0.37	2,830	1.03	1.03	1.77	63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.51	3,127	1.01	1.01	1.92	109
Class R6
Six months ended 04/30/19	10.53	0.12	0.66	0.78	(0.18)	(0.69)	(0.87)	10.44	8.48	19,327	0.87 (d)	1.11 (d)	2.39 (d)	23
Year ended 10/31/18	12.35	0.22	(1.82)	(1.60)	(0.22)	—	(0.22)	10.53	(13.25)	11,560	0.87	1.15	1.79	73
Year ended 10/31/17	10.43	0.18	1.96	2.14	(0.22)	—	(0.22)	12.35	20.85	15,702	0.90	1.15	1.63	61
Year ended 10/31/16	10.71	0.16	(0.27)	(0.11)	(0.17)	—	(0.17)	10.43	(0.91)	26,480	1.02	1.03	1.57	37
Year ended 10/31/15	11.35	0.20	(0.17)	0.03	(0.17)	(0.50)	(0.67)	10.71	0.38	50,857	1.02	1.02	1.78	63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.52	56,760	1.00	1.00	1.93	109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,241, $4,309, $1,381, $5,186 , $8,906 , $3,065 and $19,344 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco International Core Equity Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
12	Invesco International Core Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the
13	Invesco International Core Equity Fund

borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
K.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through February 29, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%,
14	Invesco International Core Equity Fund

respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $90,890 and reimbursed class level expenses of $52,543, $6,612, $2,119, $7,958, $13,667, $67 and $334 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $2,013 in front-end sales commissions from the sale of Class A shares and $82 and $93 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
15	Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$ 407,646	$ —	$—	$ 407,646
Australia	4,022,108	1,348,739	—	5,370,847
Belgium	—	755,739	—	755,739
Brazil	413,494	—	—	413,494
Canada	1,550,637	—	—	1,550,637
China	1,519,010	1,141,897	—	2,660,907
Denmark	2,391,326	—	—	2,391,326
France	3,743,359	4,097,400	—	7,840,759
Germany	1,328,614	5,640,592	—	6,969,206
Hong Kong	—	2,092,597	—	2,092,597
Ireland	2,358,040	—	—	2,358,040
Italy	1,072,082	1,897,592	—	2,969,674
Japan	1,285,236	16,150,534	—	17,435,770
Luxembourg	—	1,240,112	—	1,240,112
Netherlands	1,836,915	1,654,162	—	3,491,077
Singapore	1,137,394	—	—	1,137,394
Spain	—	1,507,408	—	1,507,408
Sweden	—	585,424	—	585,424
Switzerland	3,475,115	3,138,770	—	6,613,885
United Kingdom	6,544,127	1,244,632	—	7,788,759
United States	1,509,354	1,292,505	—	2,801,859
Money Market Funds	2,744,897	—	—	2,744,897
Total Investments in Securities	37,339,354	43,788,103	—	81,127,457
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(25,130)	—	(25,130)
Total Investments	$37,339,354	$ 43,762,973	$—	$81,102,327

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2019:
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(25,130)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(25,130)
16	Invesco International Core Equity Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$–	$(25,130)	$(25,130)	$–	$–	$(25,130)
Effect of Derivative Investments for the six months ended April 30, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 82,494
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(25,130)
Total	$ 57,364
The table below summarizes the five month average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$2,416,070
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,470.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date
17	Invesco International Core Equity Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $18,948,026 and $17,284,182, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 4,438,729
Aggregate unrealized (depreciation) of investments	(7,558,671)
Net unrealized appreciation (depreciation) of investments	$(3,119,942)
Cost of investments for tax purposes is $84,247,399.
18	Invesco International Core Equity Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	192,469	$ 1,901,399	571,471	$ 7,099,250
Class C	31,818	306,620	105,413	1,300,207
Class R	9,791	97,332	26,537	325,628
Class Y	118,859	1,234,626	209,064	2,601,565
Investor Class	9,536	98,273	63,451	814,809
Class R5	458	4,531	500	6,031
Class R6	1,169,923	10,648,273	35,587	429,535
Issued as reinvestment of dividends:
Class A	271,803	2,538,646	46,778	583,327
Class B(b)	—	—	135	1,692
Class C	44,357	406,750	5,016	61,301
Class R	10,994	103,237	2,122	26,544
Class Y	36,283	344,688	5,843	74,031
Investor Class	71,398	678,992	16,305	206,747
Class R5	26,966	249,706	4,900	60,610
Class R6	99,975	925,766	21,935	271,337
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	17,783	242,732
Class B	—	—	(17,784)	(242,732)
Automatic conversion of Class C shares to Class A shares:
Class A	262,319	2,545,989	-	-
Class C	(267,571)	(2,545,989)	-	-
Reacquired:
Class A	(425,550)	(4,210,774)	(732,468)	(8,988,709)
Class B(b)	—	—	(2,252)	(29,599)
Class C	(99,459)	(951,173)	(226,718)	(2,687,445)
Class R	(28,680)	(298,558)	(72,216)	(920,317)
Class Y	(175,511)	(1,752,391)	(174,990)	(2,166,944)
Investor Class	(49,109)	(497,215)	(388,505)	(4,890,064)
Class R5	(4,179)	(43,635)	(40)	(490)
Class R6	(517,617)	(5,344,104)	(230,466)	(2,876,571)
Net increase (decrease) in share activity	789,273	$ 6,440,989	(712,599)	$ (8,697,525)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 34% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
19	Invesco International Core Equity Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,084.10	$ 5.79	$ 1,019.24	$5.61	1.12%
Class C	1,000.00	1,080.40	9.65	1,015.52	9.35	1.87
Class R	1,000.00	1,082.90	7.08	1,018.00	6.85	1.37
Class Y	1,000.00	1,085.70	4.50	1,020.48	4.36	0.87
Investor Class	1,000.00	1,084.60	5.79	1,019.24	5.61	1.12
Class R5	1,000.00	1,085.80	4.50	1,020.48	4.36	0.87
Class R6	1,000.00	1,084.80	4.50	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
20	Invesco International Core Equity Fund

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Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco International Growth Fund
Nasdaq:
A: AIIEX ■ C: AIECX ■ R: AIERX ■ Y: AIIYX ■ R5: AIEVX ■ R6: IGFRX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	13.93%
Class C Shares	13.48
Class R Shares	13.79
Class Y Shares	14.08
Class R5 Shares	14.10
Class R6 Shares	14.17
MSCI All Country World ex-USA Index▼ (Broad Market Index)	9.12
Custom Invesco International Growth Index■ (Style-Specific Index)	12.22
Lipper International Large-Cap Growth Funds Index♦ (Peer Group Index)	11.60
Source(s): ▼RIMES Technologies Corp.; ■ Invesco, RIMES Technologies Corp.; ♦ Lipper Inc.
The MSCI All Country World ex-USA Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through Feb. 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.
    The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.
    The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	7.10%
10 Years	7.97
5 Years	1.87
1 Year	–3.44
Class C Shares
Inception (8/4/97)	4.80%
10 Years	7.77
5 Years	2.25
1 Year	0.47
Class R Shares
Inception (6/3/02)	6.59%
10 Years	8.32
5 Years	2.77
1 Year	1.94
Class Y Shares
Inception (10/3/08)	6.73%
10 Years	8.86
5 Years	3.29
1 Year	2.44
Class R5 Shares
Inception (3/15/02)	7.31%
10 Years	8.98
5 Years	3.37
1 Year	2.52
Class R6 Shares
10 Years	8.89%
5 Years	3.47
1 Year	2.64
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	6.98%
10 Years	8.30
5 Years	1.45
1 Year	–7.69
Class C Shares
Inception (8/4/97)	4.64%
10 Years	8.10
5 Years	1.83
1 Year	–3.94
Class R Shares
Inception (6/3/02)	6.40%
10 Years	8.64
5 Years	2.35
1 Year	–2.56
Class Y Shares
Inception (10/3/08)	6.42%
10 Years	9.19
5 Years	2.87
1 Year	–2.06
Class R5 Shares
Inception (3/15/02)	7.12%
10 Years	9.31
5 Years	2.95
1 Year	–1.98
Class R6 Shares
10 Years	9.22%
5 Years	3.04
1 Year	–1.90
Class R, Class Y, Class R5 and Class R6 shares was 1.31%, 2.06%, 1.56%, 1.06%, 0.98% and 0.90%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 1.57%, 1.07%, 0.99% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco International Growth Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco International Growth Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.84%
Australia–3.91%
Amcor Ltd.	8,975,465	$ 101,425,906
Brambles Ltd.	9,826,532	83,472,944
CSL Ltd.	294,603	41,239,103
		226,137,953
Brazil–3.08%
B3 S.A.–Brasil, Bolsa, Balcao	11,475,102	100,817,950
Banco Bradesco S.A., ADR	8,583,050	77,762,433
		178,580,383
Canada–9.38%
Canadian National Railway Co.	1,101,505	102,314,908
CGI, Inc., Class A(a)	2,822,133	203,133,750
Nutrien Ltd.	1,521,901	82,541,858
PrairieSky Royalty Ltd.	5,102,707	73,548,759
Suncor Energy, Inc.	2,479,192	81,757,634
		543,296,909
China–7.70%
Alibaba Group Holding Ltd., ADR(a)	461,819	85,699,752
Henan Shuanghui Investment & Development Co., Ltd., Class A	13,083,736	54,049,456
Kweichow Moutai Co., Ltd., Class A	620,774	89,750,902
New Oriental Education & Technology Group, Inc., ADR(a)	652,332	62,271,613
Wuliangye Yibin Co., Ltd., Class A	4,743,476	71,453,796
Yum China Holdings, Inc.	1,738,869	82,665,832
		445,891,351
Denmark–1.49%
Carlsberg A/S, Class B	666,958	86,151,539
France–8.34%
Bureau Veritas S.A.	2,931,445	74,493,360
EssilorLuxottica S.A.	366,072	44,548,642
Pernod Ricard S.A.	334,349	58,329,833
Schneider Electric S.E.	1,075,909	91,060,612
Vinci S.A.	1,217,907	123,262,170
Vivendi S.A.	3,132,919	91,058,709
		482,753,326
Germany–7.66%
Allianz S.E.	589,011	141,904,414
Beiersdorf AG	19,759	2,159,437
Deutsche Boerse AG	939,808	125,258,887
GEA Group AG	1,506,312	42,101,851
SAP S.E.	1,030,593	132,264,598
		443,689,187
Shares		Value
Italy–3.61%
FinecoBank Banca Fineco S.p.A.	6,121,516	$ 80,827,983
Intesa Sanpaolo S.p.A.	15,050,576	39,450,276
Mediobanca Banca di Credito Finanziario S.p.A.	8,389,309	88,919,338
		209,197,597
Japan–9.50%
Asahi Group Holdings, Ltd.	2,319,100	100,214,650
FANUC Corp.	647,312	121,323,914
Hoya Corp.	1,973,600	139,048,398
Japan Tobacco, Inc.	1,403,200	32,527,668
Kao Corp.	945,600	72,902,450
Keyence Corp.	134,400	83,760,581
		549,777,661
Macau–1.71%
Galaxy Entertainment Group Ltd.	13,188,090	98,741,445
Mexico–2.30%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	1,365,246	133,234,357
Netherlands–4.05%
ING Groep N.V.	7,188,562	91,559,967
Wolters Kluwer N.V.	2,043,896	142,770,105
		234,330,072
Singapore–2.20%
United Overseas Bank Ltd.	6,230,566	127,488,164
South Korea–2.44%
NAVER Corp.	549,983	56,262,439
Samsung Electronics Co., Ltd.	2,162,026	84,714,619
		140,977,058
Spain–1.47%
Amadeus IT Group S.A.	1,068,816	85,017,806
Sweden–2.70%
Investor AB, Class B	3,284,700	156,571,570
Switzerland–6.01%
Alcon, Inc.(a)	498,411	28,702,839
Cie Financiere Richemont S.A.	1,067,809	78,072,300
Julius Baer Group Ltd.(a)	1,262,352	61,027,473
Kuehne + Nagel International AG	411,090	59,835,594
Novartis AG	1,110,401	90,678,117
UBS Group AG(a)	2,195,323	29,500,707
		347,817,030
Taiwan–2.33%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,964,887	134,856,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco International Growth Fund

Shares		Value
Thailand–0.50%
Kasikornbank PCL, NVDR	4,829,000	$ 28,890,807
Turkey–0.64%
Akbank T.A.S.(a)	35,949,251	36,871,645
United Kingdom–10.72%
British American Tobacco PLC	2,789,100	109,399,804
Compass Group PLC	3,615,752	82,181,433
Informa PLC	9,521,454	96,894,757
Reckitt Benckiser Group PLC	932,226	75,528,922
RELX PLC	5,709,312	130,956,573
Royal Dutch Shell PLC, Class B	1,609,440	51,598,318
TechnipFMC PLC	2,992,415	74,207,668
		620,767,475
United States–5.10%
Broadcom, Inc.	522,236	166,279,943
Philip Morris International, Inc.	1,493,415	129,270,002
		295,549,945
Total Common Stocks & Other Equity Interests (Cost $3,896,956,018)		5,606,589,870
Shares		Value
Money Market Funds–3.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(b)	63,572,364	$ 63,572,364
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	43,047,960	43,060,875
Invesco Treasury Portfolio, Institutional Class, 2.32%(b)	68,885,976	68,885,976
Total Money Market Funds (Cost $175,508,631)		175,519,215
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $4,072,464,649)		5,782,109,085
OTHER ASSETS LESS LIABILITIES–0.13%		7,768,543
NET ASSETS–100.00%		$ 5,789,877,628
Investment Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Financials	20.48%
Consumer Staples	17.53
Industrials	16.79
Information Technology	15.38
Consumer Discretionary	9.24
Health Care	5.19
Energy	4.85
Communication Services	4.21
Materials	3.17
Money Market Funds Plus Other Assets Less Liabilities	3.16
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco International Growth Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $3,896,956,018)	$ 5,606,589,870
Investments in affiliated money market funds, at value (Cost $175,508,631)	175,519,215
Foreign currencies, at value (Cost $15,149,489)	15,161,333
Receivable for:
Investments sold	34,551,814
Fund shares sold	2,466,441
Dividends	27,451,846
Investment for trustee deferred compensation and retirement plans	820,175
Other assets	86,971
Total assets	5,862,647,665
Liabilities:
Payable for:
Investments purchased	42,707,545
Fund shares reacquired	21,685,488
Amount due custodian	4,159,851
Accrued foreign taxes	220,808
Accrued fees to affiliates	2,262,724
Accrued trustees’ and officers’ fees and benefits	7,446
Accrued other operating expenses	808,474
Trustee deferred compensation and retirement plans	917,701
Total liabilities	72,770,037
Net assets applicable to shares outstanding	$ 5,789,877,628
Net assets consist of:
Shares of beneficial interest	$3,919,365,743
Distributable earnings	1,870,511,885
$ 5,789,877,628
Net Assets:
Class A	$ 1,601,459,863
Class C	$ 65,669,503
Class R	$ 68,470,145
Class Y	$ 1,245,658,619
Class R5	$ 995,022,679
Class R6	$ 1,813,596,819
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,326,646
Class C	2,171,182
Class R	2,092,632
Class Y	37,518,575
Class R5	29,512,791
Class R6	53,885,352
Class A:
Net asset value per share	$ 33.14
Maximum offering price per share (Net asset value of $33.14 ÷ 94.50%)	$ 35.07
Class C:
Net asset value and offering price per share	$ 30.25
Class R:
Net asset value and offering price per share	$ 32.72
Class Y:
Net asset value and offering price per share	$ 33.20
Class R5:
Net asset value and offering price per share	$ 33.71
Class R6:
Net asset value and offering price per share	$ 33.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco International Growth Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $7,194,874)	$ 71,111,601
Dividends from affiliated money market funds	2,503,646
Total investment income	73,615,247
Expenses:
Advisory fees	24,953,153
Administrative services fees	383,059
Custodian fees	307,452
Distribution fees:
Class A	1,933,743
Class C	408,906
Class R	162,300
Transfer agent fees — A, C, R and Y	3,229,409
Transfer agent fees — R5	502,034
Transfer agent fees — R6	60,993
Trustees’ and officers’ fees and benefits	55,640
Registration and filing fees	96,057
Reports to shareholders	229,698
Professional services fees	89,961
Other	62,837
Total expenses	32,475,242
Less: Fees waived and expense offset arrangement(s)	(120,829)
Net expenses	32,354,413
Net investment income	41,260,834
Realized and unrealized gain from:
Net realized gain from:
Investment securities (net of foreign taxes of $217,682)	207,324,131
Foreign currencies	2,704,415
210,028,546
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $939,910)	504,364,275
Foreign currencies	380,925
504,745,200
Net realized and unrealized gain	714,773,746
Net increase in net assets resulting from operations	$ 756,034,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco International Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 41,260,834	$ 116,253,537
Net realized gain	210,028,546	455,168,961
Change in net unrealized appreciation (depreciation)	504,745,200	(1,353,496,753)
Net increase (decrease) in net assets resulting from operations	756,034,580	(782,074,255)
Distributions to shareholders from distributable earnings:
Class A	(134,174,324)	(57,438,581)
Class B	—	(75,400)
Class C	(8,736,060)	(2,838,805)
Class R	(5,519,651)	(2,278,543)
Class Y	(137,588,829)	(69,857,015)
Class R5	(92,022,495)	(44,330,743)
Class R6	(152,009,506)	(70,705,298)
Total distributions to shareholders from distributable earnings	(530,050,865)	(247,524,385)
Share transactions–net:
Class A	(130,561,095)	(470,514,726)
Class B	—	(4,410,208)
Class C	(40,043,728)	(21,998,878)
Class R	(1,367,670)	(22,235,047)
Class Y	(431,055,877)	(513,669,057)
Class R5	(166,846,031)	(237,727,066)
Class R6	(57,491,531)	(350,574,996)
Net increase (decrease) in net assets resulting from share transactions	(827,365,932)	(1,621,129,978)
Net increase (decrease) in net assets	(601,382,217)	(2,650,728,618)
Net assets:
Beginning of period	6,391,259,845	9,041,988,463
End of period	$5,789,877,628	$ 6,391,259,845
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco International Growth Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period (b)	Total return	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 31.92	$ 0.18	$ 3.79	$ 3.97	$(0.29)	$(2.46)	$ (2.75)	$ 33.14	13.93%	$ 1,601,460	1.35% (d)	1.35% (d)	1.15% (d)	8%
Year ended 10/31/18	36.61	0.42	(4.18)	(3.76)	(0.60)	(0.33)	(0.93)	31.92	(10.55)	1,665,413	1.30	1.31	1.20	26
Year ended 10/31/17	30.83	0.30	5.85	6.15	(0.37)	—	(0.37)	36.61	20.19	2,396,149	1.31	1.32	0.89	25
Year ended 10/31/16	31.91	0.36	(1.06)	(0.70)	(0.38)	—	(0.38)	30.83	(2.16)	2,332,125	1.31	1.32	1.15	12
Year ended 10/31/15	34.24	0.37	(1.13)	(0.76)	(0.46)	(1.11)	(1.57)	31.91	(2.19)	2,725,649	1.30	1.31	1.11	20
Year ended 10/31/14	33.30	0.45	0.85	1.30	(0.36)	—	(0.36)	34.24	3.98	2,810,473	1.32	1.33	1.32	18
Class C
Six months ended 04/30/19	29.20	0.06	3.47	3.53	(0.02)	(2.46)	(2.48)	30.25	13.52	65,670	2.10 (d)	2.10 (d)	0.40 (d)	8
Year ended 10/31/18	33.55	0.14	(3.83)	(3.69)	(0.33)	(0.33)	(0.66)	29.20	(11.22)	105,735	2.05	2.06	0.45	26
Year ended 10/31/17	28.25	0.04	5.38	5.42	(0.12)	—	(0.12)	33.55	19.28	144,710	2.06	2.07	0.14	25
Year ended 10/31/16	29.25	0.11	(0.95)	(0.84)	(0.16)	—	(0.16)	28.25	(2.88)	160,642	2.06	2.07	0.40	12
Year ended 10/31/15	31.55	0.11	(1.04)	(0.93)	(0.26)	(1.11)	(1.37)	29.25	(2.93)	198,692	2.05	2.06	0.36	20
Year ended 10/31/14	30.72	0.18	0.80	0.98	(0.15)	—	(0.15)	31.55	3.21	181,679	2.07	2.08	0.57	18
Class R
Six months ended 04/30/19	31.49	0.14	3.74	3.88	(0.19)	(2.46)	(2.65)	32.72	13.79	68,470	1.60 (d)	1.60 (d)	0.90 (d)	8
Year ended 10/31/18	36.13	0.33	(4.13)	(3.80)	(0.51)	(0.33)	(0.84)	31.49	(10.78)	66,981	1.55	1.56	0.95	26
Year ended 10/31/17	30.41	0.21	5.80	6.01	(0.29)	—	(0.29)	36.13	19.94	99,556	1.56	1.57	0.64	25
Year ended 10/31/16	31.49	0.28	(1.05)	(0.77)	(0.31)	—	(0.31)	30.41	(2.44)	100,493	1.56	1.57	0.90	12
Year ended 10/31/15	33.83	0.28	(1.11)	(0.83)	(0.40)	(1.11)	(1.51)	31.49	(2.45)	116,738	1.55	1.56	0.86	20
Year ended 10/31/14	32.91	0.36	0.85	1.21	(0.29)	—	(0.29)	33.83	3.73	102,126	1.57	1.58	1.07	18
Class Y
Six months ended 04/30/19	32.05	0.22	3.78	4.00	(0.39)	(2.46)	(2.85)	33.20	14.04	1,245,659	1.10 (d)	1.10 (d)	1.40 (d)	8
Year ended 10/31/18	36.75	0.51	(4.19)	(3.68)	(0.69)	(0.33)	(1.02)	32.05	(10.31)	1,635,426	1.05	1.06	1.45	26
Year ended 10/31/17	30.96	0.38	5.87	6.25	(0.46)	—	(0.46)	36.75	20.47	2,427,028	1.06	1.07	1.14	25
Year ended 10/31/16	32.04	0.44	(1.05)	(0.61)	(0.47)	—	(0.47)	30.96	(1.89)	3,393,370	1.06	1.07	1.40	12
Year ended 10/31/15	34.37	0.45	(1.14)	(0.69)	(0.53)	(1.11)	(1.64)	32.04	(1.96)	3,449,499	1.05	1.06	1.36	20
Year ended 10/31/14	33.42	0.54	0.85	1.39	(0.44)	—	(0.44)	34.37	4.25	3,118,319	1.07	1.08	1.57	18
Class R5
Six months ended 04/30/19	32.48	0.24	3.84	4.08	(0.39)	(2.46)	(2.85)	33.71	14.10	995,023	0.99 (d)	0.99 (d)	1.51 (d)	8
Year ended 10/31/18	37.24	0.55	(4.25)	(3.70)	(0.73)	(0.33)	(1.06)	32.48	(10.25)	1,124,979	0.97	0.98	1.53	26
Year ended 10/31/17	31.37	0.41	5.95	6.36	(0.49)	—	(0.49)	37.24	20.57	1,543,192	0.98	0.99	1.22	25
Year ended 10/31/16	32.47	0.47	(1.08)	(0.61)	(0.49)	—	(0.49)	31.37	(1.85)	1,471,592	0.97	0.98	1.49	12
Year ended 10/31/15	34.80	0.48	(1.15)	(0.67)	(0.55)	(1.11)	(1.66)	32.47	(1.86)	1,721,004	0.97	0.98	1.44	20
Year ended 10/31/14	33.84	0.58	0.86	1.44	(0.48)	—	(0.48)	34.80	4.34	1,953,559	0.97	0.98	1.67	18
Class R6
Six months ended 04/30/19	32.49	0.25	3.84	4.09	(0.46)	(2.46)	(2.92)	33.66	14.17	1,813,597	0.90 (d)	0.90 (d)	1.60 (d)	8
Year ended 10/31/18	37.25	0.58	(4.25)	(3.67)	(0.76)	(0.33)	(1.09)	32.49	(10.15)	1,792,725	0.89	0.90	1.61	26
Year ended 10/31/17	31.38	0.45	5.94	6.39	(0.52)	—	(0.52)	37.25	20.68	2,427,136	0.89	0.90	1.31	25
Year ended 10/31/16	32.48	0.50	(1.08)	(0.58)	(0.52)	—	(0.52)	31.38	(1.76)	764,437	0.88	0.89	1.58	12
Year ended 10/31/15	34.80	0.51	(1.14)	(0.63)	(0.58)	(1.11)	(1.69)	32.48	(1.77)	769,302	0.89	0.90	1.52	20
Year ended 10/31/14	33.84	0.60	0.86	1.46	(0.50)	—	(0.50)	34.80	4.42	375,449	0.90	0.91	1.74	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,559,815, $82,459, $65,458, $1,463,835, $1,016,643 and $1,738,629 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco International Growth Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco International Growth Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco International Growth Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.85%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $109,522.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
13	Invesco International Growth Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $100,701 in front-end sales commissions from the sale of Class A shares and $11,211 and $4,346 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14	Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ 226,137,953	$ —	$—	$ 226,137,953
Brazil	178,580,383	—	—	178,580,383
Canada	543,296,909	—	—	543,296,909
China	374,437,555	71,453,796	—	445,891,351
Denmark	86,151,539	—	—	86,151,539
France	135,609,254	347,144,072	—	482,753,326
Germany	186,165,702	257,523,485	—	443,689,187
Italy	128,369,614	80,827,983	—	209,197,597
Japan	—	549,777,661	—	549,777,661
Macau	—	98,741,445	—	98,741,445
Mexico	133,234,357	—	—	133,234,357
Netherlands	91,559,967	142,770,105	—	234,330,072
Singapore	127,488,164	—	—	127,488,164
South Korea	56,262,439	84,714,619	—	140,977,058
Spain	85,017,806	—	—	85,017,806
Sweden	156,571,570	—	—	156,571,570
Switzerland	197,453,256	150,363,774	—	347,817,030
Taiwan	—	134,856,590	—	134,856,590
Thailand	28,890,807	—	—	28,890,807
Turkey	36,871,645	—	—	36,871,645
United Kingdom	287,345,674	333,421,801	—	620,767,475
United States	295,549,945	—	—	295,549,945
Money Market Funds	175,519,215	—	—	175,519,215
Total Investments	$3,530,513,754	$2,251,595,331	$—	$5,782,109,085
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,307.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date
15	Invesco International Growth Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $478,439,847 and $1,866,001,635, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,831,382,112
Aggregate unrealized (depreciation) of investments	(202,372,215)
Net unrealized appreciation of investments	$ 1,629,009,897
Cost of investments for tax purposes is $4,153,099,188.
16	Invesco International Growth Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	2,585,351	$ 79,018,548	6,536,607	$ 232,612,306
Class B(b)	—	—	354	11,918
Class C	122,486	3,431,633	518,779	17,123,633
Class R	212,916	6,450,485	322,912	11,227,621
Class Y	5,534,723	166,866,109	13,402,836	482,215,559
Class R5	2,643,304	82,920,181	8,541,419	308,793,726
Class R6	3,057,467	94,063,486	8,368,668	301,661,663
Issued as reinvestment of dividends:
Class A	4,234,112	119,655,985	1,483,086	53,124,145
Class B(b)	—	—	2,185	71,993
Class C	306,892	7,939,305	75,117	2,478,116
Class R	197,548	5,517,505	113,516	4,070,678
Class Y	2,506,936	70,921,218	1,172,752	42,078,089
Class R5	2,665,866	76,537,027	939,342	34,132,862
Class R6	5,243,518	150,226,782	1,901,530	69,063,564
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	81,236	3,126,762
Class B	—	—	(88,661)	(3,126,762)
Automatic conversion of Class C shares to Class A shares:
Class A	1,225,754	36,557,618	-	-
Class C	(1,340,194)	(36,557,618)	-	-
Reacquired:
Class A	(11,888,275)	(365,793,246)	(21,389,639)	(759,377,939)
Class B(b)	—	—	(39,709)	(1,367,357)
Class C	(538,540)	(14,857,048)	(1,286,819)	(41,600,627)
Class R	(444,585)	(13,335,660)	(1,065,529)	(37,533,346)
Class Y	(21,557,043)	(668,843,204)	(29,592,057)	(1,037,962,705)
Class R5	(10,430,578)	(326,303,239)	(16,288,037)	(580,653,654)
Class R6	(9,594,998)	(301,781,799)	(20,247,708)	(721,300,223)
Net increase (decrease) in share activity	(25,257,340)	$(827,365,932)	(46,537,820)	$ (1,621,129,978)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
17	Invesco International Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,139.30	$ 7.16	$ 1,018.10	$ 6.76	1.35%
Class C	1,000.00	1,134.80	11.12	1,014.38	10.49	2.10
Class R	1,000.00	1,137.90	8.48	1,016.86	8.00	1.60
Class Y	1,000.00	1,140.80	5.84	1,019.34	5.51	1.10
Class R5	1,000.00	1,141.00	5.26	1,019.89	4.96	0.99
Class R6	1,000.00	1,141.70	4.78	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18	Invesco International Growth Fund

19

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
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•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco International Select Equity Fund
Nasdaq:
A: IZIAX ■ C: IZICX ■ R: IZIRX ■ Y: IZIYX ■ R5: IZIFX ■ R6: IZISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	15.46%
Class C Shares	15.00
Class R Shares	15.27
Class Y Shares	15.51
Class R5 Shares	15.60
Class R6 Shares	15.61
MSCI AC World Ex-U.S. Index▼ (Broad Market Index)	9.12
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	12.22
Lipper International Multi-Cap Growth Funds Index■ (Peer Group Index)	8.94
Source(s): ▼RIMES Technologies Corp.;■ Lipper Inc.
The MSCI AC World Ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI All Country World ex-U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multicap growth funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco International Select Equity Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (12/21/15)	8.28%
1 Year	-3.83
Class C Shares
Inception (12/21/15)	9.30%
1 Year	0.01
Class R Shares
Inception (12/21/15)	9.82%
1 Year	1.49
Class Y Shares
Inception (12/21/15)	10.35%
1 Year	1.90
Class R5 Shares
Inception (12/21/15)	10.38%
1 Year	1.99
Class R6 Shares
Inception (12/21/15)	10.38%
1 Year	1.99
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (12/21/15)	7.58%
1 Year	–6.90
Class C Shares
Inception (12/21/15)	8.64%
1 Year	–3.08
Class R Shares
Inception (12/21/15)	9.15%
1 Year	–1.71
Class Y Shares
Inception (12/21/15)	9.69%
1 Year	–1.21
Class R5 Shares
Inception (12/21/15)	9.69%
1 Year	–1.22
Class R6 Shares
Inception (12/21/15)	9.69%
1 Year	–1.21
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 0.87%, 0.87%, and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.63%, 2.38%, 1.88%, 1.38%, 1.20%, and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco International Select Equity Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco International Select Equity Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–86.19%
Belgium–5.32%
Anheuser-Busch InBev S.A./N.V.	71,134	$ 6,323,675
Brazil–1.93%
Cielo S.A.	1,170,336	2,292,260
Canada–1.94%
Ritchie Bros. Auctioneers, Inc.	66,513	2,313,987
Chile–4.48%
Liberty Latin America Ltd., Class C(a)	256,000	5,335,040
China–12.08%
Alibaba Group Holding Ltd., ADR(a)	28,166	5,226,765
Focus Media Information Technology Co., Ltd., Class A	2,010,780	1,820,710
Kweichow Moutai Co., Ltd., Class A	38,291	5,536,075
New Oriental Education & Technology Group, Inc., ADR(a)	18,665	1,781,761
		14,365,311
Denmark–1.51%
DSV A/S	19,408	1,793,176
Finland–0.09%
Asiakastieto Group Oyj, REGS(b)	3,416	102,681
France–2.54%
Bureau Veritas S.A.	32,117	816,152
Edenred	46,777	2,208,619
		3,024,771
Germany–3.33%
Scout24 AG, REGS(b)	77,007	3,964,433
Hong Kong–2.90%
AIA Group Ltd.	338,600	3,456,358
Japan–14.73%
FANUC Corp.	13,900	2,605,239
Japan Tobacco, Inc.	45,200	1,047,784
Kao Corp.	31,000	2,389,992
Keyence Corp.	3,100	1,931,977
MISUMI Group, Inc.	103,800	2,667,361
SMC Corp.	5,500	2,285,987
SoftBank Group Corp.	44,000	4,593,334
		17,521,674
Shares		Value
Luxembourg–4.72%
Eurofins Scientific S.E.	12,212	$ 5,610,260
Poland–2.04%
Benefit Systems S.A.(a)	13,397	2,425,970
South Africa–4.22%
Naspers Ltd., Class N	19,670	5,025,922
South Korea–4.67%
Amorepacific Corp., Preference Shares	21,100	2,118,192
Samsung Electronics Co., Ltd., Preference Shares	107,770	3,431,960
		5,550,152
Spain–1.43%
Amadeus IT Group S.A.	21,323	1,696,115
United Kingdom–18.26%
Clarkson PLC	24,292	823,596
Domino’s Pizza Group PLC	992,348	3,461,509
Howden Joinery Group PLC	798,137	5,287,116
Just Eat PLC(a)	367,057	3,345,711
Liberty Global PLC, Series A(a)	270,348	7,302,099
Reckitt Benckiser Group PLC	18,511	1,499,761
		21,719,792
Total Common Stocks & Other Equity Interests (Cost $92,827,078)		102,521,577
Money Market Funds–10.12%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(c)	4,210,959	4,210,958
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(c)	3,006,925	3,007,828
Invesco Treasury Portfolio, Institutional Class, 2.32%(c)	4,812,524	4,812,524
Total Money Market Funds (Cost $12,031,310)		12,031,310
TOTAL INVESTMENTS IN SECURITIES—96.31% (Cost $104,858,388)		114,552,887
OTHER ASSETS LESS LIABILITIES–3.69%		4,394,788
NET ASSETS–100.00%		$ 118,947,675

Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $4,067,114, which represented 3.42% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Industrials	19.61%
Communication Services	17.81
Consumer Staples	15.91
Consumer Discretionary	15.83
Information Technology	9.41
Health Care	4.72
Financials	2.90
Money Market Funds Plus Other Assets Less Liabilities	13.81
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco International Select Equity Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $92,827,078)	$102,521,577
Investments in affiliated money market funds, at value (Cost $12,031,310)	12,031,310
Foreign currencies, at value (Cost $238,873)	238,747
Receivable for:
Investments sold	643,766
Fund shares sold	4,413,437
Fund expenses absorbed	9,391
Dividends	208,927
Investment for trustee deferred compensation and retirement plans	9,887
Other assets	40,346
Total assets	120,117,388
Liabilities:
Payable for:
Investments purchased	557,348
Fund shares reacquired	460,757
Amount due custodian	70,861
Accrued fees to affiliates	5,543
Accrued trustees’ and officers’ fees and benefits	3,735
Accrued other operating expenses	61,582
Trustee deferred compensation and retirement plans	9,887
Total liabilities	1,169,713
Net assets applicable to shares outstanding	$ 118,947,675
Net assets consist of:
Shares of beneficial interest	$108,945,055
Distributable earnings	10,002,620
$ 118,947,675
Net Assets:
Class A	$ 5,727,581
Class C	$ 808,217
Class R	$ 165,519
Class Y	$ 3,950,657
Class R5	$ 11,361
Class R6	$108,284,340
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	505,030
Class C	72,299
Class R	14,674
Class Y	348,230
Class R5	1,001
Class R6	9,544,465
Class A:
Net asset value per share	$ 11.34
Maximum offering price per share (Net asset value of $11.34 ÷ 94.50%)	$ 12.00
Class C:
Net asset value and offering price per share	$ 11.18
Class R:
Net asset value and offering price per share	$ 11.28
Class Y:
Net asset value and offering price per share	$ 11.34
Class R5:
Net asset value and offering price per share	$ 11.35
Class R6:
Net asset value and offering price per share	$ 11.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco International Select Equity Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $52,411)	$ 844,652
Dividends from affiliated money market funds	54,171
Total investment income	898,823
Expenses:
Advisory fees	521,354
Administrative services fees	13,654
Custodian fees	14,270
Distribution fees:
Class A	5,880
Class C	4,655
Class R	260
Transfer agent fees — A, C, R and Y	9,932
Transfer agent fees — R6	288
Trustees’ and officers’ fees and benefits	13,732
Registration and filing fees	44,112
Reports to shareholders	7,275
Professional services fees	25,202
Other	10,500
Total expenses	671,114
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(178,053)
Net expenses	493,061
Net investment income	405,762
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	77,258
Foreign currencies	60,803
138,061
Change in net unrealized appreciation (depreciation) of:
Investment securities	15,845,212
Foreign currencies	(3,940)
15,841,272
Net realized and unrealized gain	15,979,333
Net increase in net assets resulting from operations	$ 16,385,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco International Select Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 405,762	$ 1,103,528
Net realized gain	138,061	6,262,445
Change in net unrealized appreciation (depreciation)	15,841,272	(22,224,549)
Net increase (decrease) in net assets resulting from operations	16,385,095	(14,858,576)
Distributions to shareholders from distributable earnings:
Class A	(261,379)	(471,655)
Class C	(61,039)	(175,667)
Class R	(5,691)	(4,950)
Class Y	(233,862)	(639,649)
Class R5	(711)	(1,086)
Class R6	(6,889,723)	(7,720,394)
Total distributions to shareholders from distributable earnings	(7,452,405)	(9,013,401)
Share transactions–net:
Class A	946,025	171,445
Class C	(442,183)	(603,376)
Class R	68,354	46,262
Class Y	(4,744,819)	2,943,177
Class R6	(3,203,712)	32,003,354
Net increase (decrease) in net assets resulting from share transactions	(7,376,335)	34,560,862
Net increase in net assets	1,556,355	10,688,885
Net assets:
Beginning of period	117,391,320	106,702,435
End of period	$ 118,947,675	$117,391,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco International Select Equity Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$10.52	$ 0.03	$ 1.46	$ 1.49	$(0.07)	$(0.60)	$ (0.67)	$ 11.34	15.46%	$ 5,728	1.12% (d)	1.62% (d)	0.49% (d)	7%
Year ended 10/31/18	13.01	0.09	(1.51)	(1.42)	(0.10)	0.97	(1.07)	10.52	(11.93)	4,333	1.11	1.62	0.72	46
Year ended 10/31/17	10.98	0.08	2.41	2.49	(0.10)	(0.36)	(0.46)	13.01	23.77	5,436	1.14	1.70	0.71	43
Year ended 10/31/16(e)	10.00	0.07	0.91	0.98	—	—	—	10.98	9.80	3,378	1.32 (f)	1.90 (f)	0.81 (f)	35
Class C
Six months ended 04/30/19	10.35	(0.01)	1.44	1.43	—	(0.60)	(0.60)	11.18	15.00	808	1.87 (d)	2.37 (d)	(0.26) (d)	7
Year ended 10/31/18	12.86	(0.00)	(1.48)	(1.48)	(0.06)	(0.97)	(1.03)	10.35	(12.55)	1,192	1.86	2.37	(0.03)	46
Year ended 10/31/17	10.91	(0.00)	2.38	2.38	(0.07)	(0.36)	(0.43)	12.86	22.88	2,167	1.89	2.45	(0.04)	43
Year ended 10/31/16(e)	10.00	0.01	0.90	0.91	—	—	—	10.91	9.10	50	2.07 (f)	2.65 (f)	0.06 (f)	35
Class R
Six months ended 04/30/19	10.46	0.01	1.45	1.46	(0.04)	(0.60)	(0.64)	11.28	15.27	166	1.37 (d)	1.87 (d)	0.24 (d)	7
Year ended 10/31/18	12.95	0.06	(1.49)	(1.43)	(0.09)	(0.97)	(1.06)	10.46	(12.09)	89	1.36	1.87	0.47	46
Year ended 10/31/17	10.95	0.05	2.40	2.45	(0.09)	(0.36)	(0.45)	12.95	23.44	61	1.39	1.95	0.46	43
Year ended 10/31/16(e)	10.00	0.05	0.90	0.95	—	—	—	10.95	9.50	15	1.57 (f)	2.15 (f)	0.56 (f)	35
Class Y
Six months ended 04/30/19	10.56	0.04	1.45	1.49	(0.11)	(0.60)	(0.71)	11.34	15.51	3,951	0.87 (d)	1.37 (d)	0.74 (d)	7
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	8,594	0.86	1.37	0.97	46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	7,499	0.89	1.49	0.96	43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	2,810	1.07 (f)	1.65 (f)	1.06 (f)	35
Class R5
Six months ended 04/30/19	10.56	0.04	1.46	1.50	(0.11)	(0.60)	(0.71)	11.35	15.60	11	0.87 (d)	1.17 (d)	0.74 (d)	7
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	11	0.86	1.19	0.97	46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	13	0.89	1.30	0.96	43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	11	1.07 (f)	1.61 (f)	1.06 (f)	35
Class R6
Six months ended 04/30/19	10.56	0.04	1.46	1.50	(0.11)	(0.60)	(0.71)	11.35	15.61	108,284	0.87 (d)	1.17 (d)	0.74 (d)	7
Year ended 10/31/18	13.03	0.12	(1.50)	(1.38)	(0.12)	(0.97)	(1.09)	10.56	(11.61)	103,172	0.86	1.19	0.97	46
Year ended 10/31/17	11.00	0.11	2.39	2.50	(0.11)	(0.36)	(0.47)	13.03	23.94	91,527	0.89	1.30	0.96	43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	52,208	1.07 (f)	1.61 (f)	1.06 (f)	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,743, $939, $105, $4,107, $10 and $102,539 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 21, 2015.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco International Select Equity Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Select Equity Fund, formerly Invesco International Companies Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco International Select Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco International Select Equity Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.935%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 29, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $167,833 and reimbursed class level expenses of $4,690, $928, $104, $4,061, $0 and $288 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration
13	Invesco International Select Equity Fund

agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $968 in front-end sales commissions from the sale of Class A shares and $156 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14	Invesco International Select Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$ 6,323,675	$ —	$—	$ 6,323,675
Brazil	2,292,260	—	—	2,292,260
Canada	2,313,987	—	—	2,313,987
Chile	5,335,040	—	—	5,335,040
China	14,365,311	—	—	14,365,311
Denmark	1,793,176	—	—	1,793,176
Finland	102,681	—	—	102,681
France	—	3,024,771	—	3,024,771
Germany	3,964,433	—	—	3,964,433
Hong Kong	—	3,456,358	—	3,456,358
Japan	—	17,521,674	—	17,521,674
Luxembourg	5,610,260	—	—	5,610,260
Poland	2,425,970	—	—	2,425,970
South Africa	5,025,922	—	—	5,025,922
South Korea	3,431,960	2,118,192	—	5,550,152
Spain	1,696,115	—	—	1,696,115
United Kingdom	20,220,031	1,499,761	—	21,719,792
Money Market Funds	12,031,310	—	—	12,031,310
Total Investments	$ 86,932,131	$27,620,756	$—	$114,552,887
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $149.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $7,222,071 and $30,774,441, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
15	Invesco International Select Equity Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,072,862
Aggregate unrealized (depreciation) of investments	(8,530,651)
Net unrealized appreciation of investments	$ 9,542,211
Cost of investments for tax purposes is $105,010,676.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	147,903	$ 1,551,120	395,358	$ 4,946,643
Class C	13,183	132,117	57,217	694,605
Class R	7,379	79,547	3,799	45,637
Class Y	87,787	952,829	551,062	6,728,781
Class R6	507,701	5,572,416	2,914,747	34,282,469
Issued as reinvestment of dividends:
Class A	25,834	242,582	36,805	439,816
Class C	6,448	59,834	13,667	161,676
Class R	540	5,047	328	3,897
Class Y	24,317	228,088	51,463	616,011
Class R6	734,436	6,889,012	644,888	7,719,307
Automatic conversion of Class C shares to Class A shares:
Class A	22,861	234,675	-	-
Class C	(23,133)	(234,675)	-	-
Reacquired:
Class A	(103,275)	(1,082,352)	(438,390)	(5,215,014)
Class C	(39,396)	(399,459)	(124,231)	(1,459,657)
Class R	(1,773)	(16,240)	(276)	(3,272)
Class Y	(577,434)	(5,925,736)	(364,047)	(4,401,615)
Class R6	(1,467,915)	(15,665,140)	(811,049)	(9,998,422)
Net increase (decrease) in share activity	(634,537)	$ (7,376,335)	2,931,341	$34,560,862

(a)	91% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
16	Invesco International Select Equity Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,154.60	$5.98	$ 1,019.24	$5.61	1.12%
Class C	1,000.00	1,150.00	9.97	1,015.52	9.35	1.87
Class R	1,000.00	1,152.70	7.31	1,018.00	6.85	1.37
Class Y	1,000.00	1,155.10	4.65	1,020.48	4.36	0.87
Class R5	1,000.00	1,156.00	4.65	1,020.48	4.36	0.87
Class R6	1,000.00	1,156.10	4.65	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco International Select Equity Fund

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Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	ICO-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ■ C: IZSCX ■ R: IZSRX ■ Y: IZSYX ■ R5: IZSIX ■ R6: IZFSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	0.76%
Class C Shares	0.34
Class R Shares	0.59
Class Y Shares	0.85
Class R5 Shares	0.84
Class R6 Shares	0.84
MSCI World Index▼ (Broad Market Index)	8.83
MSCI All Country World Small Cap Index▼ (Style-Specific Index)	7.54
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	7.48
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The MSCI WorldSM Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The MSCI All Country World Small Cap Index is an unmanaged index considered representative of small-cap stocks across developed and emerging market countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Select Opportunities Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	6.70%
5 Years	0.08
1 Year	–10.08
Class C Shares
Inception (8/3/12)	6.81%
5 Years	0.46
1 Year	–6.50
Class R Shares
Inception (8/3/12)	7.34%
5 Years	0.97
1 Year	–5.09
Class Y Shares
Inception (8/3/12)	7.87%
5 Years	1.46
1 Year	–4.63
Class R5 Shares
Inception (8/3/12)	7.87%
5 Years	1.46
1 Year	–4.70
Class R6 Shares
Inception	7.86%
5 Years	1.46
1 Year	–4.70
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.03%, 1.78%, 1.28%, 0.78%, 0.78%, and 0.78%, respectively.1 The total annual Fund operating expense ratio set forth in the
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	6.60%
5 Years	–0.21
1 Year	–12.89
Class C Shares
Inception (8/3/12)	6.71%
5 Years	0.16
1 Year	–9.42
Class R Shares
Inception (8/3/12)	7.24%
5 Years	0.67
1 Year	–8.09
Class Y Shares
Inception (8/3/12)	7.77%
5 Years	1.17
1 Year	–7.63
Class R5 Shares
Inception (8/3/12)	7.78%
5 Years	1.18
1 Year	–7.63
Class R6 Shares
Inception	7.77%
5 Years	1.17
1 Year	–7.63
most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.66%, 2.41%, 1.91%, 1.41%, 1.30%, and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2020. See current prospectus for more information.
3	Invesco Select Opportunities Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Select Opportunities Fund

Schedule of Investments
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.02%
Australia–4.62%
National Veterinary Care Ltd.	1,698,346	$ 2,406,471
Brazil–2.31%
Cielo S.A.	614,200	1,202,993
Canada–0.94%
Colliers International Group, Inc.	7,620	490,576
France–6.48%
Ipsos	61,927	1,795,473
Vicat S.A.	29,863	1,580,122
		3,375,595
Germany–2.99%
Adesso AG	26,061	1,556,517
Hong Kong–1.39%
Clear Media Ltd.	876,000	725,831
Israel–0.99%
Sarine Technologies Ltd.	1,921,629	515,693
Monaco–4.27%
GasLog Ltd.	142,227	2,223,008
Netherlands–3.09%
SBM Offshore N.V.	86,881	1,609,804
Poland–3.68%
Inter Cars S.A.	33,573	1,915,219
United Kingdom–9.52%
DCC PLC	5,015	448,399
Equiniti Group PLC, REGS(a)	934,275	2,614,461
Howden Joinery Group PLC	205,712	1,362,702
Inspired Energy PLC	2,522,313	535,488
		4,961,050
Shares		Value
United States–53.74%
Alliance Data Systems Corp.	10,936	$ 1,750,854
Axalta Coating Systems Ltd.(b)	70,077	1,890,677
Booz Allen Hamilton Holding Corp.	39,959	2,369,169
CommScope Holding Co., Inc.(b)	100,135	2,481,345
Encore Capital Group, Inc.(b)	89,793	2,537,550
Global Payments, Inc.	20,249	2,957,770
Interface, Inc.	165,587	2,656,016
ION Geophysical Corp.(b)	4,758	60,855
Liberty Broadband Corp., Class A(b)	20,535	2,020,439
Nuance Communications, Inc.(b)	141,774	2,386,056
Performant Financial Corp.(b)	494,586	954,551
Regal Beloit Corp.	9,783	832,338
Sabre Corp.	121,778	2,528,111
Spirit Airlines, Inc.(b)	31,634	1,720,257
TiVo Corp.	90,707	849,925
		27,995,913
Total Common Stocks & Other Equity Interests (Cost $49,236,709)		48,978,670
Money Market Funds–2.43%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(c)	442,640	442,640
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(c)	317,271	317,367
Invesco Treasury Portfolio, Institutional Class, 2.32%(c)	505,874	505,874
Total Money Market Funds (Cost $1,265,881)		1,265,881
TOTAL INVESTMENTS IN SECURITIES—96.45% (Cost $50,502,590)		50,244,551
OTHER ASSETS LESS LIABILITIES–3.55%		1,847,264
NET ASSETS–100.00%		$52,091,815

Investment Abbreviations:
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2019 represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Select Opportunities Fund

Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Information Technology	39.73%
Industrials	17.32
Communication Services	8.72
Energy	7.48
Materials	6.66
Financials	4.87
Health Care	4.62
Consumer Discretionary	3.68
Real Estate	0.94
Money Market Funds Plus Other Assets Less Liabilities	5.98
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Select Opportunities Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $49,236,709)	$ 48,978,670
Investments in affiliated money market funds, at value (Cost $1,265,881)	1,265,881
Foreign currencies, at value (Cost $1,898,403)	1,876,343
Receivable for:
Investments sold	289
Fund shares sold	7,297
Fund expenses absorbed	4,805
Dividends	78,628
Investment for trustee deferred compensation and retirement plans	19,902
Other assets	18,936
Total assets	52,250,751
Liabilities:
Payable for:
Fund shares reacquired	48,270
Amount due custodian	10,596
Accrued fees to affiliates	26,116
Accrued trustees’ and officers’ fees and benefits	1,559
Accrued other operating expenses	52,332
Trustee deferred compensation and retirement plans	20,063
Total liabilities	158,936
Net assets applicable to shares outstanding	$52,091,815
Net assets consist of:
Shares of beneficial interest	$50,568,441
Distributable earnings	1,523,374
$52,091,815
Net Assets:
Class A	$12,834,903
Class C	$ 3,661,732
Class R	$ 324,438
Class Y	$35,242,557
Class R5	$ 14,646
Class R6	$ 13,539
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	888,472
Class C	265,803
Class R	22,771
Class Y	2,409,369
Class R5	1,001
Class R6	926
Class A:
Net asset value per share	$ 14.45
Maximum offering price per share (Net asset value of $14.45 ÷ 94.50%)	$ 15.29
Class C:
Net asset value and offering price per share	$ 13.78
Class R:
Net asset value and offering price per share	$ 14.25
Class Y:
Net asset value and offering price per share	$ 14.63
Class R5:
Net asset value and offering price per share	$ 14.63
Class R6:
Net asset value and offering price per share	$ 14.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Select Opportunities Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $12,614)	$ 345,945
Dividends from affiliated money market funds	9,832
Total investment income	355,777
Expenses:
Advisory fees	198,479
Administrative services fees	10,800
Custodian fees	3,044
Distribution fees:
Class A	16,050
Class C	24,001
Class R	761
Transfer agent fees — A, C, R and Y	49,334
Transfer agent fees — R5	6
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	11,214
Registration and filing fees	39,458
Reports to shareholders	8,175
Professional services fees	25,176
Other	6,909
Total expenses	393,412
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(162,240)
Net expenses	231,172
Net investment income	124,605
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,885,259
Foreign currencies	(22,359)
1,862,900
Change in net unrealized appreciation (depreciation) of:
Investment securities	(833,699)
Foreign currencies	16,050
(817,649)
Net realized and unrealized gain	1,045,251
Net increase in net assets resulting from operations	$1,169,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Select Opportunities Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 124,605	$ 171,101
Net realized gain	1,862,900	5,400,623
Change in net unrealized appreciation (depreciation)	(817,649)	(7,880,545)
Net increase (decrease) in net assets resulting from operations	1,169,856	(2,308,821)
Distributions to shareholders from distributable earnings:
Class A	(573,902)	—
Class C	(256,083)	—
Class R	(13,600)	—
Class Y	(1,368,466)	—
Class R5	(744)	—
Class R6	(688)	—
Total distributions to shareholders from distributable earnings	(2,213,483)	—
Share transactions–net:
Class A	366,348	(5,971,655)
Class C	(2,759,673)	(11,721,596)
Class R	26,617	(60,190)
Class Y	8,023,254	14,769,027
Net increase (decrease) in net assets resulting from share transactions	5,656,546	(2,984,414)
Net increase (decrease) in net assets	4,612,919	(5,293,235)
Net assets:
Beginning of period	47,478,896	52,772,131
End of period	$52,091,815	$ 47,478,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Select Opportunities Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$15.09	$ 0.03	$ 0.02	$ 0.05	$(0.04)	$(0.65)	$(0.69)	$14.45	0.76%	$12,835	1.02% (d)	1.67% (d)	0.41% (d)	15%
Year ended 10/31/18	15.82	0.06	(0.79)	(0.73)	—	—	—	15.09	(4.61)	12,796	1.02	1.73	0.37	23
Year ended 10/31/17	13.03	0.05	2.74	2.79	—	—	—	15.82	21.41	19,351	1.08	1.73	0.33	30
Year ended 10/31/16	12.96	(0.04)	0.42	0.38	—	(0.31)	(0.31)	13.03	3.12	19,288	1.49	1.78	(0.32)	26
Year ended 10/31/15	14.55	(0.06)	(1.25)	(1.31)	—	(0.28)	(0.28)	12.96	(9.07)	19,719	1.48	1.71	(0.40)	18
Year ended 10/31/14	13.70	0.02	1.02	1.04	(0.07)	(0.12)	(0.19)	14.55	7.64	21,652	1.47	2.24	0.11	13
Class C
Six months ended 04/30/19	14.44	(0.02)	0.01	(0.01)	—	(0.65)	(0.65)	13.78	0.34	3,662	1.77 (d)	2.42 (d)	(0.34) (d)	15
Year ended 10/31/18	15.24	(0.06)	(0.74)	(0.80)	—	—	—	14.44	(5.25)	6,722	1.77	2.48	(0.38)	23
Year ended 10/31/17	12.65	(0.06)	2.65	2.59	—	—	—	15.24	20.47	18,575	1.83	2.48	(0.42)	30
Year ended 10/31/16	12.68	(0.13)	0.41	0.28	—	(0.31)	(0.31)	12.65	2.38	18,859	2.24	2.53	(1.07)	26
Year ended 10/31/15	14.35	(0.16)	(1.23)	(1.39)	—	(0.28)	(0.28)	12.68	(9.77)	14,226	2.23	2.46	(1.15)	18
Year ended 10/31/14	13.59	(0.10)	1.02	0.92	(0.04)	(0.12)	(0.16)	14.35	6.83	4,331	2.22	2.99	(0.64)	13
Class R
Six months ended 04/30/19	14.88	0.01	0.02	0.03	(0.01)	(0.65)	(0.66)	14.25	0.59	324	1.27 (d)	1.92 (d)	0.16 (d)	15
Year ended 10/31/18	15.63	0.02	(0.77)	(0.75)	—	—	—	14.88	(4.80)	309	1.27	1.98	0.12	23
Year ended 10/31/17	12.91	0.01	2.71	2.72	—	—	—	15.63	21.07	385	1.33	1.98	0.08	30
Year ended 10/31/16	12.87	(0.07)	0.42	0.35	—	(0.31)	(0.31)	12.91	2.90	283	1.74	2.03	(0.57)	26
Year ended 10/31/15	14.49	(0.09)	(1.25)	(1.34)	—	(0.28)	(0.28)	12.87	(9.32)	279	1.73	1.96	(0.65)	18
Year ended 10/31/14	13.66	(0.02)	1.02	1.00	(0.05)	(0.12)	(0.17)	14.49	7.44	124	1.72	2.49	(0.14)	13
Class Y
Six months ended 04/30/19	15.32	0.05	0.01	0.06	(0.10)	(0.65)	(0.75)	14.63	0.85	35,243	0.77 (d)	1.42 (d)	0.66 (d)	15
Year ended 10/31/18	16.01	0.10	(0.79)	(0.69)	—	—	—	15.32	(4.31)	27,622	0.77	1.48	0.62	23
Year ended 10/31/17	13.16	0.09	2.76	2.85	—	—	—	16.01	21.66	14,430	0.83	1.48	0.58	30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	7,350	1.24	1.53	(0.07)	26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	25,663	1.23	1.46	(0.15)	18
Year ended 10/31/14	13.74	0.05	1.02	1.07	(0.08)	(0.12)	(0.20)	14.61	7.88	22,869	1.22	1.99	0.36	13
Class R5
Six months ended 04/30/19	15.32	0.05	0.01	0.06	(0.10)	(0.65)	(0.75)	14.63	0.84	15	0.77 (d)	1.31 (d)	0.66 (d)	15
Year ended 10/31/18	16.02	0.10	(0.80)	(0.70)	—	—	—	15.32	(4.37)	15	0.77	1.37	0.62	23
Year ended 10/31/17	13.17	0.09	2.76	2.85	—	—	—	16.02	21.64	16	0.83	1.38	0.58	30
Year ended 10/31/16	13.05	(0.01)	0.44	0.43	—	(0.31)	(0.31)	13.17	3.49	13	1.24	1.43	(0.07)	26
Year ended 10/31/15	14.62	(0.02)	(1.27)	(1.29)	—	(0.28)	(0.28)	13.05	(8.89)	13	1.23	1.32	(0.15)	18
Year ended 10/31/14	13.74	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.62	7.96	15	1.22	1.87	0.36	13
Class R6
Six months ended 04/30/19	15.31	0.05	0.01	0.06	(0.10)	(0.65)	(0.75)	14.62	0.84	14	0.77 (d)	1.31 (d)	0.66 (d)	15
Year ended 10/31/18	16.01	0.10	(0.80)	(0.70)	—	—	—	15.31	(4.37)	14	0.77	1.37	0.62	23
Year ended 10/31/17	13.16	0.09	2.76	2.85	—	—	—	16.01	21.66	15	0.83	1.38	0.58	30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	12	1.24	1.43	(0.07)	26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	12	1.23	1.32	(0.15)	18
Year ended 10/31/14	13.73	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.61	7.96	14	1.22	1.83	0.36	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12,946, $4,840, $307, $31,910, $14 and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Select Opportunities Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Select Opportunities Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Select Opportunities Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.80%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through February 29, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $112,894 and reimbursed class level expenses of $12,657, $4,732, $300, $31,198, $6 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
13	Invesco Select Opportunities Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $966 in front-end sales commissions from the sale of Class A shares and $1,349 and $7 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ 2,406,471	$ —	$—	$ 2,406,471
Brazil	1,202,993	—	—	1,202,993
Canada	490,576	—	—	490,576
France	1,795,473	1,580,122	—	3,375,595
Germany	—	1,556,517	—	1,556,517
Hong Kong	725,831	—	—	725,831
Israel	515,693	—	—	515,693
Monaco	2,223,008	—	—	2,223,008
Netherlands	1,609,804	—	—	1,609,804
Poland	1,915,219	—	—	1,915,219
United Kingdom	3,977,163	983,887	—	4,961,050
United States	27,995,913	—	—	27,995,913
Money Market Funds	1,265,881	—	—	1,265,881
Total Investments	$ 46,124,025	$4,120,526	$—	$50,244,551
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
14	Invesco Select Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2019:
	Value 10/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/19
Common Stocks & Other Equity Interests	$758,806	$–	$–	$-	$(32,975)	$-	$(725,831)	$-
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $448.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $10,424,586 and $7,221,417, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 6,151,988
Aggregate unrealized (depreciation) of investments	(6,501,951)
Net unrealized appreciation (depreciation) of investments	$ (349,963)
Cost of investments for tax purposes is $50,594,514.
15	Invesco Select Opportunities Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	175,995	$ 2,289,888	106,586	$ 1,731,441
Class C	61,591	754,869	41,606	646,569
Class R	1,013	14,257	1,965	30,689
Class Y	791,189	10,613,287	1,248,883	20,417,547
Issued as reinvestment of dividends:
Class A	39,439	517,055	—	—
Class C	19,961	250,316	—	—
Class R	1,001	12,949	—	—
Class Y	95,734	1,269,432	—	—
Automatic conversion of Class C shares to Class A shares:
Class A	27,576	386,665	-	-
Class C	(28,873)	(386,665)	-	-
Reacquired:
Class A	(202,303)	(2,827,260)	(482,130)	(7,703,096)
Class C	(252,491)	(3,378,193)	(794,420)	(12,368,165)
Class R	(43)	(589)	(5,802)	(90,879)
Class Y	(280,757)	(3,859,465)	(346,731)	(5,648,520)
Net increase (decrease) in share activity	449,032	$ 5,656,546	(230,043)	$ (2,984,414)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
16	Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,007.60	$5.08	$ 1,019.74	$ 5.11	1.02%
Class C	1,000.00	1,003.40	8.79	1,016.02	8.85	1.77
Class R	1,000.00	1,005.90	6.32	1,018.50	6.36	1.27
Class Y	1,000.00	1,008.50	3.83	1,020.98	3.86	0.77
Class R5	1,000.00	1,008.40	3.83	1,020.98	3.86	0.77
Class R6	1,000.00	1,008.40	3.83	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco Select Opportunities Fund

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•	Fund reports and prospectuses
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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	SOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee (the “Audit Committee”) of the Registrant’s Board of Trustees (the “Board”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. . On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments will become effective and supersede the no-action letter 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PwC also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PwC could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager, a PwC Senior Manager and a PwC Director each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2019